EXHIBIT 1

6 Concourse Parkway, Suite 1500 Atlanta, GA 30328 Phone: 404.920.7100 Fax: 404.920.7145 www.situs.com

Cherrywood Confirmatory Review

Summary Memo

May 13, 2016

(55 Loan Sample)

Transaction:	Confirmatory document guideline file review, based on documents and information provided solely by the originator, of a 55 loan representative sample (selected by Situs) as of an April 1, 2016 data tape provided.

Minimum Loan Amount:	$200,000 minimum to $5,000,000 maximum loan amounts pursuant to provided Guidelines. The largest loan amount at origination sampled was $4,671,000 and the smallest balance sampled was $275,000.

Geography:	Provided program Guidelines required United States locations. The sampled portfolio collateral is located throughout the continental United States which meets the requirement.

Security:	A commercial real estate mortgage lender providing small-balance, first lien and recourse loans of amounts generally ranging from $200,000 to $5,000,000. First Trust Deed or First Mortgage is a requirement which the sampled loans complied.

Eligible Property:	Property types generally include multifamily, mixed-use, office, retail, light industrial/warehouse, self-storage facilities and mobile home parks. Prohibited properties include gas stations or other automotive/truck repair/service properties, adult entertainment facilities, massage parlors, religious institutions, funeral homes and on-site dry cleaning, none of which are eligible. The Program pursuant to the Guidelines, does not lend for bridge loans or acquisition, development and construction (ADC) purposes.

The portfolio collateral sampled contained 26 multifamily, 6 light industrial, 9 retail, 7 mixed-use, 3 mobile home parks, 3 office and 1 warehouse, all of which meet the eligible Guidelines.

Eligible Borrower Types:	Program Guidelines call for (1) Individuals or owners of borrowing entities should be US citizens or resident aliens with a green card and social security number. (2) Domestic Trusts – Revocable and Irrevocable. (3) Corporations – Single asset and Multiple asset. (4) Partnership(s) – General, Limited. (5) Limited Liability Companies ("LLC's"). (6) Limited Liability Partnerships (“LLP’s”). (7) Non-Profits - 501(c) (3) (case-by-case). (8) Loans may be held in multiple individual names provided each is listed on the title and has a financial interest in the collateral. (9) Foreign Nationals are defined as a non-U.S. resident and a non-U.S. citizen. Articles of Incorporation, fully executed copy of the Bylaws and Corporate Resolution authorizing the loan are requirements of all corporate borrowing entities.

Ineligible Borrower Types are foreign entities (non-US) and entities regulated by ERISA or other pension regulations. Forty-four of the fifty-five loans reviewed were reported to be borrowing entities with eleven loans made to individuals.

Portfolio borrowing entities included thirty-six (36) LLC’s, five (5) Corporations and three (3) Trusts. All Corporate/LLC/Trust entities appear to have appropriate Formation Documents, By Laws and Operating Agreements and a Resolution to Borrow.

Borrower’s Profile KYC:	Program Guidelines require seasoned owners/managers as
principals within the Transaction. The Lender files for the sampled loans included credit reports and financial documentation for each loan excluding one Guarantor who did not have sufficient data to form a credit score. This was a loan to a Foreign National who does not have a credit profile in the US. Middle credit scores ranged between 584 and 811. Seven reports had middle scores below 650. Document types varied among the loan files sampled including bank statements, tax returns, pay stubs and personal financial statements. Limited resumes and biographies were available within the files. Situs noted no instances of “N” coding for background reports. Background investigation reports were completed via Lexis Nexus for all Borrowers or Guarantors. Loan applications processed prior to November, 2014 did not contain a Lexis/Nexis report. Instead, Cherrywood utilized GKL (a national document search service) to perform good standing checks of borrower organizations. Background checks for the organization and guarantor were performed through credit reports, OFAC clearance and Internet searches were occasionally performed.

Property and Borrower Underwriting Documentation:	Two years of operating statements, tax returns, current rent rolls and verification of liquidity provided through bank statements, brokerage statements, real estate sales contracts and stock certificates or savings bonds are included in the Guidelines. The documentation was found in each sampled file.

Documentation:	Each file sampled contained a Note, recorded DOT/Mortgage, Loan and Security Agreement, Guaranty Agreement (for non-individual Borrowers), Assignment of Note or Allonge and recorded Assignment of DOT/Mortgage. All loan files sampled contained a recorded UCC filing. All the Notes were stamped with an Allonge/Assignment on the signature page.

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Prepayment Penalty:	All loans in the sampled portfolio contained prepayment protection provisions with a 5-5-5-5-5%, 5-4-3-2-1%, 5-5-3-2-2%, 5-5-2-2-2% or 5-1-1-1-1% penalty.

Maximum LTV Ratio:	Guideline calls for up to 80% LTV for multifamily and residential/retail mixed-use, however LTVs greater than 75% are subject to Credit Committee approval. Up to 75% LTV for office, retail, mixed-use, and light industrial/warehouse however LTVs greater than 70% are subject to Credit Committee approval. Up to 75% LTV for mobile home parks, self-storage facilities and other eligible commercial properties however LTVs greater than 70% are subject to Credit Committee approval.

Portfolio LTV ranged between 31.14% and 78.54% based on Situs/Appraisal value and current loan balance.

Minimum DSCR:	Guideline calls for a minimum DSCR of 1.20x for multifamily and residential/retail mixed-use; however those with DSCRs less than 1.25x, are subject to Credit Committee approval. Guideline calls for a minimum DSCR of 1.25x for office, retail, mixed-use, and light industrial/warehouse however, those with DSCRs less than 1.30x, are subject to Credit Committee approval. Guideline calls for a minimum DSCR of 1.25x for mobile home parks, self-storage facilities and other eligible commercial properties however, those with DSCRs less than 1.30x, are subject to Credit Committee approval.

The portfolio DSCRs ranged between 1.20x and 2.56x within the above Guidelines. Debt yield for the portfolio ranged between 9.14% and 20.51%.

Title:	Each loan file provided within the sample contained either a title policy (53 policies) or commitments (2). Cherrywood notes that final title policies are trailing documents, typically obtained on a post-funding basis.

Interest Rate:	The Situs report indicates the portfolio consisted of all adjustable rate mortgages based on 6-month Libor and a 4% margin. The loans are “hybrids” in that they have a fixed rate period (generally 5 years) and begin to adjust after the expiration of the fixed period. Interest rates were provided by a rate sheet and confirmed by the Loan Agreements in each loan file. The rates ranged between 6.38% and 9.25%.

Recourse:	Guideline requires personal recourse guarantees to support the loans it originates. Generally, all borrowers with a 25% or greater ownership interest in the subject collateral with at least a minimum of 50% of the ownership structure were required to execute full

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payment and principal guaranty for the full loan amount. In certain situations, the Credit Committee may require full recourse to individuals with less than 25% ownership interest. Each loan within the sample contained a Guaranty Agreement including individually signed Notes.

Third Party Reports:	Program Guidelines call for USPAP/FIRREA Appraisal, Property Condition Assessment Report and an acceptable Phase I Environmental Report or database search. All the files sampled contained Environmental Database Search’s with no Phase I reports noted.

Property Insurance:	At origination, all the loans have insurance in force. All Cherrywood loans have insurance impounded and the loan service agent monitors and funds, for example, renewals when due as noted by Cherrywood. This information was advised to be available within the servicer’s system and not on available within Cherrywood LOS.

Surveys:	All loans had surveys except those originated within states Cherrywood noted where a survey is not required pursuant to Title Insurance requirements. Not all insurance policies require a survey. In nine instances, the Survey column was coded as “YA” which refers to a more extensive Alta Survey which was found in those circumstances but not required as an underwriting guideline.

Valuation and Appraisal:	Each file contained an Appraisal and an Internal Review. The Appraisals appeared reasonable in terms of selected cap rates and comparable sales price per square foot. The loan balance of the 55 loan sampled portfolio is reported as $68,977,975 as of April 1, 2016 with a collateral value reported $119,464,564 with a portfolio LTV of 57.74%. Nine loans had LTV’s above 70% but all nine loans had LTVs below 80%. Value opinions may be based from underwritten date to review date.

Special Circumstances:	The sampled portfolio contained six loans with California collateral properties. None of those files contained evidence of earthquake insurance or seismic reports. Cherrywood notes that it does not have a requirement for earthquake insurance and does not obtain seismic reports per their Underwriting Guidelines. All loans have a due date of April or May 1, 2016 per data tape provided.

Summary:	Situs was provided the Underwriting Guidelines and the subject loan portfolio sampled appears to meet these lending Guidelines. The loans are reported to have low LTV's and higher cap rates used for tertiary markets & higher interest rates for loans with lower credit scores. Missing documentation or areas of concern discovered

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pursuant to the Guidelines have been highlighted in Yellow within the Confirmatory Review Template.

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Confirmatory Loan Review May 13, 2016 - REDACTED June 1, 2016

Loan Identification												Loan Document Review																														Report Review and Findings
Loan Record Count	Reviewed By	Date Reviewed	Loan Number	Borrower Name	Property Name	Property Address	City	State	Zip Code	Property Type: MF, Office, Industrial, Retail. Mixed Use, Hotel, Self Storage, Mobile Home & Special Use	Purpose Code: Acquisition, Refinance & Re-finance Cash Out	Promissory Note	Promissory Note Amount	Promissory Note Rate	Margin if Applicable	Monthly Payment Amount	Prepayment Penalty	Allonge or Assignment of Note	Loan Agreement	Mortgage / DOT	Assignment of Leases & Rents	Loan or Security Agreement	Loan Guaranty(s)	UCC's	Assignment of Documents	Loan Subordination Agreement	Subordinate Financing	Ground Lease	SNDA	Evidence of Phase I / Transaction Screen	Evidence of Insurance - Property All Risk	Flood Certificate	Evidence of Insurance - Flood	Evidence of Earthquake Insurance	Financial Documentation: Brokerage Accts, PFS, Bank Statements, Tax Returns, Pay Stub	FICO Score(s)	FICO Date(s)	OFAC Report	Background Report	Consumer Protection & Disclosure Documents	Confirmatory Document Review Comments	Title Commitment / Policy Review?	Survey YA=Alta Survey	Closing Protection Letter NY will be APL (Attorney Protection Letter	Title Commitment/ Policy Comments	Rent Roll Date	Leases	Occupancy	Occupancy Type: Owner Occy / NO & Single / Multi Tenant: OOST / OOMT & NOST / NOMT	Appraisal / BPO Review	Situs Concluded Appraisal / BPO Value	Current Unpaid Principal Balance	Value / Balance LTV	CLTV	NOI / NCF	DSCR	Debt Yield	Property Condition Report / Site Inspection	Appraisal/BPO Cash flow Comments	Pay History or Next Due Date	Situs Draft Comments	Cherrywood Comments (04/26/2016)	Situs Draft Comments
1										Multifamily	Refi-R&T	Y	$4,671,000	7.00	4.00	$31,073.15	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Loan App 1003, PFS, REO Sch. and Trust Docs	731	6/8/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and recorded loan documents with exception of UCC. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance in-place with an 10/1/2016 expiration date for 2 of the properties with renewal confirmation for XXXXX, XXXXX and XXXXX not provided. These 3 renewals should be verified. HUD-1 executed. Flood Cert for all 5 properties dated 8/7/15 indicates flood zone X. The combined Rent Rolls from May-June 2015 reflected an average occupancy of 96.17%. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the 5 properties. Final Title not provided.	Y	YA	Y	Title Policy issued by Stewart Title on 10/1/15 with Cherrywood as insured covering all five collateral properties iao $4,671,000. Surveys for all 5 properties were provided. CPL provided.	5/1/2015	Y	96.17%	NOMT	Y	$9,520,000	$4,651,627.63	49.07%	49.07%	$589,080.00	1.58	12.61%	Y	XXXXX provided 5 separate USPAP & FIRREA Compliant MAI Appraisals indicating a fee simple "combined" market value for the 5 multifamily properties of $9,590,000 as of 8/11&12/2015. Collateral, located in XXXXX, OH consists of the 5 multifamily Class A, B & C properties having a combined total of 366 units with 327,882 gross square feet situated on a combined 10.488 acres that were built from 1962 thru 1975. PCR's on each property done in 8 & 10/2015 indicated they were in Good to Average condition with only deferred maintenance noted of $12K for parking lots and $6K for general items. Income approach values for each property were developed based on 8.0% cap rate for a $9,950,000 ($26,202/unit) combined value. Sales approach values for each property were developed averaging ($26,000/unit) based on 4 sales in each properties market. The combined Rent Rolls in underwriting from May-June 2015 reflected an average occupancy of 96.17%. An Appraisal Review was performed by Cherrywood internally on 9/15/15 which confirmed the Appraisal's value of $9,480,000 ($26K/unit) Sales Value and a $9,520,000 ($26K/unit) Income Approach Value and concluded with a $9,520,000 "As Is" value. Appraisal and Review agreed upon combined NCF/NOI of $761,384 but Cherrywood decreased the amount to $589,080 on data tape which was used. XXXXX; XXXXX and XXXXX Reports were also available.	4/1/2016	Confirmed with template changes.
2										Multifamily	Refi-R&T	Y	$4,026,000	6.63	4.00	$25,778.92	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Loan App 1003, PFS, REO Sch.,Tax Returns and Bank Statements	659	4/2/2105	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance in-place with a 6/1/2015 expiration date but appears to have been renewed per 3/25/15 email doc provided showing new premium. HUD-1 executed. Flood Cert dated 4/1/15 indicates flood zone X. Latest Rent Roll from 2/2/15 reflected an occupancy of 100%. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Loan provided $134,032 Cash-out to Borrower. Final Title Policy issued.	Y	Not a requirement under CA Title.	Y	Final Title Policy issued by Chicago Title on 4/24/15 insuring Cherrywood for $4,026,000. Survey not provided. CPL provided.	2/2/2015	N	100.00%	NOMT	Y	$6,600,000	$3,989,583.98	61.00%	61.00%	$382,858.00	1.24	9.51%	Y	XXXXX provided a USPAP Compliant Appraisal indicating a leased fee market value of $6,600,000 ($150,000/unit) as of 3/26/15. Collateral, located in XXXXX, CA consists of a three-story, Class C, 44 unit apartment building constructed in 1990 above a subterranean 38 space parking garage with 16 open parking spaces provided. Building contains 22,461 gross square feet situated on a 0.429 acre parcel. Income approach value was developed based 5.0% cap rate for a $6,611,000 value. Sales market approach value was developed based on 5 sales in subject's market that ranged from $108,232/unit to $204,965/unit concluding at $6,600,000 ($150,000/unit). The 2/2/15 Rent Roll reflected an occupancy of 100.0%. An Appraisal Review was performed by Cherrywood internally on 3/18/15 which confirmed the Appraisal's value of $6,600,000 ($150K/unit) on the Sales and Income Approach Values. Appraisal and Review agreed upon NCF/NOI of $330,577 but Cherrywood increased the amount to $382,858 on data tape which was used. XXXXX performed a PCI on 3/17/15 which reflected the property had no potential risks noted. XXXXX Reports were also available.	4/1/2016
3										Light Industrial	Refi-R&T	Y	$3,500,000	7.63	4.00	$24,772.79	54321	Y	Y	Y	Y	Y	Y	Y	Y	N	NAP	NAP	Y	Y	Y	Y	NAP	NAP	PFS, REO Sch.,Tax Returns, mortgage statements and Bank Statements	696 & 758	9/16/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance in-place with an 3/22/16 expiration date. HUD-1 executed. Flood Cert dated 6/15/15 indicates flood zone X. Rent Roll from June 2015 reflected an occupancy of 73.05% with 26,445 SF shown vacant. Appraisal of June 2015 reported property was 100% occupied assuming that the pending lease with XXXXX for the 26,445 SF of vacant space would be executed. Executed Environmental Indemnity Agreement, PM Environmental performed Environmental Review Report/Database search and an Environmental Radius Report dated 4/24/15 that did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title Policy issued.	Y	Y	Y	Final Title Policy issued by Chicago Title on 8/17/15 with Cherrywood as insured for $3.5MM. Survey provided. CPL provided.	6/17/2015	Y	73.05%	NOMT	Y	$5,000,000	$3,481,925.93	70.00%	70.00%	$373,294.00	1.26	10.67%	Y	XXXXX provided a USPAP and FIRREA Compliant MAI Appraisal indicating an "As Is" market value of $5,375,000 ($54.69/SF) as of 6/17/15. Collateral, located in XXXXX, MI consists of a two-story, 98,125 NRSF and 98,280 GSF Industrial building constructed in 1987/2008 situated on a 8.26 acre site. The subject was constructed as a single-tenant building. However, the subject is currently divided into three tenant spaces with one being a showroom/warehouse space and the other two spaces being office area only. The tenant in the middle unit is leasing the entire second floor office space. The showroom/warehouse tenant, XXXXX, leases 64% of the building currently paying $6.76 PSF NNN. This rate is considered to be above current market rents. The office space only tenants are paying lease rates between $3.19 PSF Gross plus utilities (well below market rates – XXXXX) and $11.50 PSF NNN (above market rates – XXXXX) for this type of space. The subject was 100% occupied as of appraisal assuming that the pending lease with XXXXX for the 26,445 SF of vacant space would be executed. Income approach value was developed based on a 8.5% cap rate for a $5,370,000 value after subtraction for Market Rent Variance of $517,582. Sales market approach value was developed based on 5 sales in subject's market over the past 15 mos. that ranged from $21.39/SF to $76.74/SF with an average of $48.53/SF prior to adjustments and after adjustments, the sales ranged from $41.07 to $71.36 per square foot, with an average of $60.45/SF concluding a value of $60.00/SF ($5,896,800) was supported. An Appraisal Review was performed by Cherrywood internally on 6/26/15 which reduced the Appraisal's value of $5,375,000 down to $5,000,000 ($50.88/SF). Appraisal developed NOI of $500,184 and Cherrywood Review developed two scenarios with NOI of $469,714 and $411,094 and concluded to NOI of $411,094 for a $5,000,000 Value using an 8.22% cap rate. Cherrywood reduced the amount further to $373,294 on data tape which was used. XXXXX performed a PCI on 6/24/15 which reflected the property had potential risks since it did not conform to the area. Subject condition was good with no maintenance issues noted. XXXXX Reports were also available.	4/1/2016
4										Multifamily	Refi-R&T	Y	$2,430,000	7.99	4.00	$17,813.55	55555	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	Y	Y	Y	Y	Y	NAP	PFS, REO Sch.,Tax Returns, Brokerage Statements and Bank Statements	600	2/5/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided including Cross-Collateralization document executed and recorded. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance in-place with an 3/26/2016 expiration date including flood insurance on one property. HUD-1 executed. Flood Certs for all 37 properties dated 3/27/15 indicates flood zone X except for property located at XXXXX which required Flood Insurance which is in-place to expire 3/30/2016. The combined Rent Rolls in Appraisal Review from March 2015 reflected an average occupancy of 96.17%. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Reports for al 37 properties did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title Policy issued.	Y	Not a requirement in GA.	Y	Final Title Policy issued by Chicago Title on 4/13/15 with Cherrywood as insured for $2.43MM. Survey not provided. CPL provided.	3/1/2015	Y	96.17%	NOMT	Y	$3,738,500	$2,411,417.78	65.00%	65.00%	$272,702.00	1.28	11.22%	Y	XXXXX provided 37 separate Residential Appraisal reports that didn't indicate they were USPAP & FIRREA Compliant indicating a fee simple "combined" market value for the 37 multifamily properties of $3,738,500 ($101,041/SFR property) as of March 2015 relying mainly on the market sales approach. Collateral, located in XXXXX, GA consists of the 37 separate single family residential properties having 38 units totaling 55,282 gross rentable area situated on a combined 9.156 acres that were built during the 1970's and 1980's. Income approach values for each property were developed based on a 10.27% cap rate for a combined value of $3,865,725 ($104,479/SFR). Sales approach combined value for the 37 properties was $3,740,500 ($101,095/SFR) were developed based on 4 sales in each properties market. The combined Rent Rolls in Appraisal Review from March 2015 reflected an average occupancy of 96.17%. An Appraisal Review was performed by Cherrywood internally on 3/23/15 which confirmed the Appraisal's value of $3,738,500 ($101,041/SFR) as the "As Is" value. Appraisal reflected combined NOI/NCF of $396,987 while Review arrived at a combined NCF/NOI of $343,195 but Cherrywood decreased the amount to $272,702 on data tape which was used. XXXXX provided PCI reports on all properties dated 5/4/15 that reported most in good condition with no maintenance issues. However, one unit (XXXXX) had $4,450 in repairs needed for painting, carpet and ceiling work. Later email of 5/4/15 indicated all repair work had been completed. XXXXX Reports were also available.	4/1/2016
5										Light Industrial	Refi-Cash	Y	$2,360,000	8.50	4.00	$18,146.36	55555	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	Y	Y	Y	Y	NAP	NAP	Loan App 1003, PFS, REO Sch.,Tax Returns, Brokerage Statements and Bank Statements	659	10/14/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance in-place with an 11/1/2015 expiration date with renewal to be verified. HUD-1 executed. Flood Cert dated 12/3/14 indicates flood zone X. Subject is 100% owner occupied per Appraisal and latest 9/5/14 rent roll provided. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title issued.	Y	Not a requirement in IN.	Y	Final Title Policy issued by Chicago Title on 3/5/15 with Cherrywood as insured for $2.36MM. Survey not provided. CPL provided.	9/5/2014	N	100.00%	OOST	Y	$3,800,000	$2,335,868.55	62.11%	62.11%	$411,689.00	1.89	17.44%	Y	XXXXX Provided an appraisal indicating an "As Is" market value of $8,054,000 ($30.00/SF) as of 10/9/14 relying mainly on the Market Sales Approach that was not indicated to be USPAP and FIRREA Compliant Collateral, XXXXX, IN consists of a one & two-story, 268,476 NRSF/GSF Industrial building constructed in 1934 situated on a 6.88 acre site. Subject also has two loading docs and a rail siding at the rear. The subject is 100% owner occupied per appraisal. Income approach value was developed based on proforma NOI/NCF of $363,259 capped at 9.0% cap rate for a $4,036,000 value. Sales Market Approach value was developed based on 6 sales in subject's market during 2013-2014 that ranged from $22.86/SF to $48.87/SF with an average of $36.79/SF prior to adjustments and after adjustments, the sales ranged from $19.44 to $41.54 per square foot, with an average of $30.18/SF concluding a value of $30.00/SF ($8,054,000) was supported. An Appraisal Review was performed by Cherrywood internally on 10/27/15 which reduced the Appraisal's value of $8,054,000 down to $3,800,000 ($14.15/SF). Appraisal developed NOI of $363,259 and Cherrywood Review developed NOI of $458,964 capped at 12.08% for a $3.8MM value. Cherrywood selected sale comps that ranged from $11.45/SF to $27.81/SF to arrive at $14.00/SF concluded value of $3,760,000. Cherrywood reduced the amount further to $411,689 on data tape which was used. XXXXX performed a PCI on 10/13/2014 which reflected the property had no potential risks. Subject condition was good with no maintenance issues noted. XXXXX Reports were also available.	5/1/2016
6										Multifamily	Refi-Cash	Y	$2,200,000	7.25	4.00	$15,007.88	55555	Y	Y	Y	YI	YI	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Loan App 1003, PFS, REO Sch.,Tax Returns, Brokerage Statements and Bank Statements	688	1/21/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance in-place with an 3/20/2016 expiration date. HUD-1 executed. Flood Cert dated 1/20/15 indicates flood zone X. Latest provided Rent Roll from 11/13/14 reflected an occupancy of 100%. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Loan provided $296,167 cash-out to Borrower. Final Title Policy issued.	Y	Y	Y	Final Title Policy issued by Chicago Title on 4/14/15 with Cherrywood as insured for $2.20MM. Survey provided. CPL provided.	11/13/2014	N	100.00%	NOMT	Y	$3,300,000	$2,180,540.91	66.67%	66.67%	$233,435.00	1.30	10.61%	Y	XXXXX provided a USPAP Compliant MAI Appraisal indicating a leased fee market value of $3,300,000 ($43,421/unit) as of 2/14/15. Collateral, located in XXXXX, TX consists of 13, two-story, Class B, buildings containing 76 apartment units constructed in 1990 with adequate parking spaces provided. The 13 Building contain 52,400 net rentable square feet situated on a 2.263 acre parcel. Amenities include storage bldg., office and 2 laundry rooms. Subject was 100% occupied with a waiting list per appraisal. Income approach value was developed based on proforma NOI/NCF of $242,923 capped at 7.5% cap rate for a $3,240,000 value. Sales market approach value was developed based on 6 sales in subject's market from 2014 that ranged from $39,286/unit to $93,600/unit concluding at $3,690,000 ($47,961/unit). An Appraisal Review was performed by Cherrywood internally on 3/12/15 which confirmed the Appraisal's value of $3,300,000 ($43,421/unit) on the Sales and Income Approach Values. Appraisal and Review agreed upon NCF/NOI of $242,923 but Cherrywood decreased the amount to $233,435 on data tape which was used. XXXXX performed a PCI on 2/10/15 which reflected the property had no potential risks noted. XXXXX and XXXXX Reports were also available.	4/1/2016
7										Multifamily	Refi-R&T	Y	$1,850,000	7.25	4.00	$12,620.27	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Loan App 1003, PFS, REO Sch.,Tax Returns, Brokerage Statements and Bank Statements	776 & 800	4/29/2014 & 5/14/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance in-place with an 11/6/2015 expiration date which needs renewal verified. HUD-1 executed. Flood Cert dated 5/5/14 indicates flood zone X. Appraisal indicated subject was 96% occupied 5/14/14 while latest rent roll of 4/1/14 reflected 93.33% occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Loan provided $76,577 cash-out to Borrower. Final Title Policy issued.	Y	YA	Y	Final Title Policy issued by First American Title on 6/2/14 with Cherrywood as insured for $1.85MM. Survey provided. CPL provided.	5/14/2014	N	96.00%	NOMT	Y	$2,560,000	$1,817,790.24	72.27%	72.27%	$189,446.00	1.25	10.24%	Y	XXXXX provided a USPAP and FIRREA Compliant MAI Appraisal indicating a leased fee market value of $2,560,000 ($28,444/unit) as of 5/14/14. Collateral, located in XXXXX, OK consists of 2, two-story, Class C+, buildings containing 90 garden style apartment units constructed in 1962 with 149 parking spaces provided. The 2 buildings contain 62,243 net rentable square feet situated on a 2.995 acre parcel. Amenities include clubhouse/office, 2 laundry rooms and a maintenance facility. Subject was 96% occupied per appraisal. Income approach value was developed based on proforma NOI/NCF of $211,028 capped at 8.25% cap rate for a $2,560,000 value. Sales market approach value was developed based on 5 sales in subject's market from 2012 thru 2014 that had adjusted values that ranged from $26,419/unit to $38,446/unit concluding at $2,570,000 ($28,500/unit). An Appraisal Review was performed by Cherrywood internally on 5/21/14 which confirmed the Appraisal's value of $2,560,000 ($28,444/unit) on the Sales and Income Approach Values. Appraisal and Review agreed upon NCF/NOI of $211,028 but Cherrywood decreased the amount to $189,446 on data tape which was used. XXXXX performed a PCI on 5/14/14 which reflected the property had no potential risks noted. XXXXX and XXXXX Reports were available.	4/1/2016
8										Multifamily	Purchase	Y	$1,800,000	6.50	4.00	$11,377.23	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	PFS, REO Sch.,Tax Returns, Investment Account Statements and Bank Statements	728	8/11/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance in-place with an 6/1/2016 expiration date. HUD-1 executed. Flood Cert dated 8/13/15 indicates a small portion of site is within Flood Hazard Area with majority in Zone X which is not an issue. Rent Roll from 4/1/15 reflected an occupancy of 94.15%. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report of 8/12/15 did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title issued.	Y	YA	Y	Final Title Policy issued by First American Title on 9/1/15 with Cherrywood as insured for $1.80MM. Survey provided. CPL provided.	4/1/2015	N	94.15%	NOMT	Y	$2,425,000	$1,790,103.45	74.23%	74.23%	$185,197.00	1.36	10.29%	Y	XXXXX provided a USPAP Compliant MAI Appraisal indicating a fee simple market value of $2,620,000 ($15,503/unit) as of 8/12/15. Collateral, located in XXXXX, NC consists of 48, one-story, Class C buildings containing 169 low-rise apartment units constructed in 1952 and substantially renovated in 2004 with 358 parking spaces provided. The 48 buildings contain 108,836 net rentable square feet situated on a 33.57 acre site. Amenities include office, laundry facility and a C-Store. A small portion of site is within Flood Hazard Area with majority in Zone X which is not an issue. Subject was 94.1% occupied at appraisal. The subject currently benefits from a one-year Project-Based Section 8 Moderate Rehabilitation contract (XXXXX), which expires December 31, 2015 and is renewed annually. The most recent Housing Assistance Payments (HAP) contract rent increase was January 1, 2015. Of the 169 units at the subject, 152 currently operate with Project-Based Section 8 Mod Rehab rent subsidies. The subject includes one basic unit type, 2 Bedroom, 1 Bath units. Current rental rates at the subject are $463 per month for the Section 8 (HAP) units and $465 per month for market rate units. Income approach value was developed based on proforma NOI/NCF of $198,236 capped at 7.5% cap rate for a $2,560,000 ($15,148/unit) value which also has allowance for $86,250 repairs. Sales market approach value was developed based on 5 sales in subject's market from 2013 thru 2015 that had adjusted values that ranged from $15,022/unit to $22,148/unit concluding at $2,790,000 ($16,509/unit) which represents a reduction of $86,250 to cure deferred maintenance issues from the concluded $17,000/unit value estimate. An Appraisal Review was performed by Cherrywood internally on 8/20/15 which reduced the Appraisal's value from $2,560,000 to $2,509,168 ($14,847/unit) on the Income Approach Value. Cherrywood concluded a value of $2,425,000 ($14,349/unit). Appraisal reflected $198,236 NOI/NCF and Review showed NCF/NOI of $188,188 but Cherrywood decreased the amount to $185,197 on data tape which was used. The subject property was listed for sale in the past year at $2,500,000. There is a ROW easement acquisition on 9/13/2013 for $33,925. The apartment complex has not transferred ownership in the past three years. The subject was in escrow for $2,400,000, or $14,201 per unit at the time of the appraisal. XXXXX performed a PCI on 8/12/15 which reflected the property had $16,450 in estimated repair work needed with majority ($13,000) for asphalt, sidewalk and striping repairs. A roofing contractor estimate was provided that indicated $5,200 to replace 4 roofs and repair 3 roofs in addition to the XXXXX estimate. XXXXX and XXXXX Reports were available.	4/1/2016
9										Multifamily	Refi-Cash	Y	$1,800,000	6.63	4.00	$11,525.60	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	PFS, REO Sch.,Tax Returns, Investment Account Statements and Bank Statements	730 & 744	1/2/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance in-place with an 3/2/2016 expiration date. HUD-1 executed. Flood Cert dated 1/2/15 indicates flood zone X. Subject was 91.5% occupied per appraisal as of 12/29/14 rent roll. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title issued.	Y	YA	Y	Final Title Policy issued by Fidelity National Title on 6/17/15 with Cherrywood as insured for $1.735MM. Survey provided. CPL provided.	12/29/2014	N	91.50%	NOMT	Y	$4,450,000	$1,778,656.79	40.45%	40.45%	$204,675.00	1.48	11.37%	Y	XXXXX provided a USPAP Compliant Appraisal indicating an "As Is" market value of $4,600,000 ($35,385/unit) as of 12/29/14. Collateral, located in XXXXX, GA consists of 16, one and two-story, Class B, buildings containing 130 garden and townhome apartment units constructed in late 1990's with adequate parking spaces provided. The 16 buildings contain 163,914 net rentable square feet situated on a 16.26 acre parcel. Amenities include leasing office/clubhouse, shop and equipment storage facility. Appraiser estimated $110,000 in repairs were needed with $85,000 for interior and $25,000 for exterior work mainly for the 10 units that are down and boarded-up. Subject was 91.5% occupied per appraisal as of 12/29/14 rent roll. Income approach value was developed based on proforma NOI/NCF of $342,068 capped at 7.5% cap rate for a $4,450,000 value after deduction for $110K repairs. Sales market approach value was developed based on 7 sales in subject's market from 2012 thru 2014 that had adjusted values that ranged from $35,000/unit to $51,481/unit concluding at $37,000/unit less $110K repairs for value of $4,700,000. An Appraisal Review was performed by Cherrywood internally on 1/13/15 which reduced the Appraisal's value of $4,600,000 down to a concluded $4,450,000 ($34,231/unit) on the Income Approach after deduction for $110K repairs. Appraisal and Review agreed upon NCF/NOI of $342,068 but Cherrywood decreased the amount to $204,675 on data tape which was used. XXXXX performed a PCI on 12/30/14 which reflected the property had no potential risks noted with $14,500 estimated repair costs with $11,750 for interior and $2,750 for exterior repairs. Escrow was made for repairs of $110K on 5/24/15. XXXXX and XXXXX Reports were available.	5/1/2016
10										Multifamily	Purchase	Y	$1,735,000	6.88	4.00	$11,397.72	54321	y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	Y	Y	Y	Y	NAP	NAP	PFS, REO Sch.,Tax Returns, Investment Account Statements and Bank Statements	747 & 780	4/30/2015	Y	Y	NAP	Loan related to loan #XXXXX. Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property Insurance in-place with an 10/1/2016 expiration date however liability coverage expired 11/1/15 and should have renewal confirmed. HUD-1 executed. Flood Cert dated /15 indicates flood zone X. Latest Rent Roll from 3/31/15 reflected an occupancy of 100%. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title issued.	Y	Y	Y	Final Title Policy issued by Old Republic Title on 2/26/15 with Cherrywood as insured for $1.80MM. Survey provided. CPL provided.	3/31/2015	N	100.00%	NOMT	Y	$2,400,000	$1,720,042.24	72.29%	72.29%	$170,572.00	1.25	9.83%	Y	XXXXX provided a USPAP and FIRREA Compliant MAI Appraisal indicating an "As Is" market value of $2,500,000 ($86,207/unit) as of 4/27/15. Collateral, located in XXXXX, TX consists of a single, two-story, Class C, building containing 29 apartment units constructed in 1972 and renovated in 2014 ($580K) with adequate parking spaces provided. The single building contains 20,110 net rentable square feet situated on a 0.77 acre parcel. Appraisal indicted subject was under contract for $2.5MM. Subject was 96.55% occupied at time of appraisal. Income approach value was developed based on proforma NOI/NCF of $175,074 capped at 7.0% cap rate for a $2,500,000 value. Sales market approach value was developed based on 5 sales (including subject sale) in subject's market from 2013 thru 2014 that had unadjusted values that ranged from $69,828/unit to $87,407/unit with adjusted values that ranged from $81,000/unit to $89,156/unit concluding at $86,000/unit for value of $2,490,000. An Appraisal Review was performed by Cherrywood internally on 5/8/15 which confirmed the Appraisal's value of $2,500,000 but reduced it by the $100K purchase credit to $2.4MM. Appraisal and Review agreed upon NCF/NOI of $175,074 but Cherrywood decreased the amount to $170,572 on data tape which was used. XXXXX performed a PCI on 4/25/15 which reflected the property had no potential risks noted with no repairs estimated. XXXXX Reports were available.	5/1/2016
11										Light Industrial	Refi-R&T	Y	$1,480,000	9.25	4.00	$12,175.60	55555	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Loan App 1003, PFS, REO Sch.,Tax Returns, Investment Account Statements and Bank Statements	758	6/17/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property & Liability Insurance in-place with an 8/15/2015 expiration date with renewal to be confirmed. HUD-1 executed. Flood Cert dated 6/18/14 indicates flood zone X. Latest Rent Rolls from July 2014 reflected an occupancy of 100%. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title issued.	Y	YA	Y	Final Title Policy issued by Chicago Title on 8/7/14 with Cherrywood as insured for $1.48MM. Survey provided. CPL provided.	7/1/2014	Y	100.00%	NOMT	Y	$3,030,000	$1,463,477.22	48.84%	48.84%	$189,725.00	1.30	12.82%	Y	XXXXX provided an MAI appraisal indicating an "As Is" market value of $3,230,000 ($/SF) as of 6/12/14 relying mainly on the Market Sales Approach that was not indicated to be USPAP and FIRREA Compliant Collateral, located in XXXXX, NY consists of a two-story, 42,407 NRSF/GSF Industrial building constructed in 1985 with 217 self-storage units added in 2000. All improvements are situated on a 1.60 acre site. The subject is 100% occupied per appraisal. Income approach value was developed based on proforma NOI/NCF of $226,125 capped at 7.0% cap rate for a $3,230,000 value. Sales Market Approach value was developed based on 6 sales in subject's market during 2012-2014 that ranged from $52.98/SF to $111.00/SF with an average of $87.20/SF prior to adjustments and after adjustments, the sales ranged from $67.53 to $89.82 per square foot, with an average of $80.11/SF concluding a value of $76.00/SF ($3,225,000) was supported. An Appraisal Review was performed by Cherrywood internally on 7/2/14 which reduced the Appraisal's value of $3,230,000 down to $3,030,000 ($71.45/SF). Appraisal developed NOI of $226,125 and Cherrywood Review developed NOI of $212,447 capped at 7.0% for a $3.030MM value. Cherrywood reduced the NOI/NCF amount further to $189,725 on data tape which was used. XXXXX performed a PCI on 6/12/2014 which reflected the property condition was good with no maintenance issues noted. Report reflected number of units at 220 and GRA of 42,500 square feet differing from appraisal. Cherrywood Review also noted the differing units and SF. The subject property was on the market at the time of June 2014 appraisal at a list price of $3,995,000. The property has been listed for over 1 year. The last prior sale of the subject was recorded 01/20/1999 for $1,050,000 to the present owner. XXXXX and XXXXX Reports were also available.	5/1/2016
12										Multifamily	Purchase	Y	$1,405,000	6.88	4.00	$9,229.85	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	PFS, REO Sch.,Tax Returns, Investment Account Statements and Bank Statements	747 & 780	4/30/2015	Y	Y	NAP	Loan related to #XXXXX. Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property Insurance in-place with an 4/1/2016 expiration date. Liability Insurance in-place that expired 11/1/15 which should have renewal verified. HUD-1 executed. Flood Cert dated 4/30/15 indicates flood zone X. Latest Rent Roll from 3/31/15 reflected an occupancy of 100%. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title Policy issued.	Y	Y	Y	Final Title Policy issued by Fidelity National Title on 5/19/15 with Cherrywood as insured for $1.405MM. Survey provided. CPL provided.	3/31/2015	N	100.00%	NOMT	Y	$2,175,000	$1,392,887.30	64.60%	64.60%	$132,933.00	1.20	9.46%	Y	XXXXX provided a USPAP and FIRREA Compliant MAI Appraisal indicating an "As Is" market value of $2,175,000 ($75,000/unit) as of 4/27/15. Collateral, located in XXXXX, TX consists of a single, three-story, Class C, building containing 29 apartment units constructed in 1974 and renovated in 2014 with adequate parking spaces provided. The single building contains 15,650 net rentable square feet situated on a 0.456 acre parcel. Appraisal indicted subject was under contract for $2.025MM. Subject was 100% occupied at time of appraisal. Income approach value was developed based on proforma NOI/NCF of $152,716 capped at 7.0% cap rate for a $2,180,000 value. Sales market approach value was developed based on 5 sales (including subject sale) in subject's market from 2013 thru 2014 that had unadjusted values that ranged from $75,000/unit to $87,407/unit with adjusted values that ranged from $71,250/unit to $77,776/unit concluding at $74,500/unit for value of $2,160,000. An Appraisal Review was performed by Cherrywood internally on 5/8/15 which confirmed the Appraisal's value of $2,175,000. Appraisal and Review agreed upon NCF/NOI of $152,716 but Cherrywood decreased the amount to $132,933 on data tape which was used. XXXXX performed a PCI on 4/25/15 which reflected the property had no potential risks noted with no repairs estimated. XXXXX Reports were available.	5/1/2016
13										Multifamily	Refi-R&T	Y	$1,400,000	8.75	4.00	$11,013.81	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Loan App 1003, PFS, REO Sch.,Tax Returns and Bank Statements	629	4/10/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Evidence of Property and liability Insurance was provided with a 1/21/2015 expiration date. A review of renewal is advised. HUD-1 executed. Flood Cert dated 4/10/14 indicates flood zone X. Appraisal indicated subject was 90% occupied as of April 2014. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title issued.	Y	YA	Y	Final Title Policy issued by First American Title on 5/27/14 with Cherrywood as insured for $1.40MM. Survey provided. CPL provided.	4/1/2014	Y	90.00%	NOMT	Y	$2,600,000	$1,381,792.77	53.85%	53.85%	$216,351.00	1.64	15.45%	Y	XXXXX provided a USPAP Compliant SRA Appraisal indicating an "As Is" market value of $2,600,000 ($29,545/unit) as of 4/18/14. Collateral, located in XXXXX, OH consists of 9, two and three-story, Class C, buildings containing 88 apartment units constructed in 1969 with adequate parking spaces provided. The buildings contain 77,420 rentable square feet and 81,280 gross square feet. Amenities include office, laundry and maintenance facility situated on a 6.45 acre parcel. Subject was 90% occupied at appraisal in April 2014. Income approach value was developed based on proforma NOI/NCF of $300,963 capped at 11.0% cap rate for a $2,700,000 value. Sales market approach value was developed based on 5 sales in subject's market from 2012 thru 2014 ranging from $21,333/unit to $33,125/unit and concluded a $30,682/unit value totaling $2,700,000. An Appraisal Review was performed by Cherrywood internally on 5/7/14 which confirmed the Appraisal's value of $2,600,000. Appraisal and Review agreed upon NCF/NOI of $300,963 but Cherrywood decreased the amount to $216,351 on data tape which was used. PCI report dated 4/29/2014 stating the building and units seem to be in good repair and the Property appears to be in average condition. XXXXX & XXXXX Reports were available.	4/1/2016
14										Multifamily	Refi-Cash	Y	$1,330,000	8.00	4.00	$9,759.07	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	PFS, REO Sch.,Tax Returns and Bank Statements	679	4/2/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance in-place with an 5/4/2016 expiration date. HUD-1 executed. Flood Cert dated 4/21/15 indicates flood zone X. Subject's latest 4/5/15 rent roll indicated 91 units occupied out of the 129 total units for a 70.58% occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title issued.	Y	YA	Y	Final Title Policy issued by Stewart Title Guaranty Company on 6/19/15 with Cherrywood as insured for $1.33MM. Survey provided. CPL provided.	4/5/2015	N	70.58%	NOMT	Y	$3,111,000	$1,322,691.96	42.75%	42.75%	$152,201.00	1.30	11.44%	Y	XXXXX provided a USPAP Compliant MAI Appraisal indicating an "As Is" market value of $3,012,000 ($23,349/unit) as of 5/29/15. Collateral, located in XXXXX, MS consists of 13, one and two-story, Class C, buildings containing 129 flat and townhome apartment units constructed in 1966 and 1970 with renovation in 2009 having adequate parking spaces provided. The 13 buildings contains 95,162 rentable square feet plus a 3,307 square foot building housing the office and laundry facility situated on a 7.58 acre parcel. Appraisal noted there were 14 down not habitable units. Subject's 4/5/15 rent roll indicated 91 units occupied out of the 129 total units for a 70.58% occupancy. Income approach value was developed based on proforma NOI/NCF of $326,766 capped at 10.5% cap rate for a $3,012,000 value after deducting $100K for deferred maintenance. Sales market approach value was developed based on 5 sales in subject's market from 2007 thru 2012 and the appraiser adjusted only 2 comps values that were $21,586/unit and $23,431/unit from which appraiser concluded a $22,500/unit value totaling $2,900,000. Appraiser deducted $100,000 for deferred maintenance for final sales value of $2.8MM. An Appraisal Review was performed by Cherrywood internally on 3/19/15 which confirmed the Appraisal's value of $3,112,000 but reduced it to $3,111,000. Appraisal and Review agreed upon NCF/NOI of $326,766 but Cherrywood decreased the amount to $216,351 on data tape which was used. XXXXX PCI report dated 7/16/15 indicated the subject had some Potential Risks with $7,700 of interior repairs and $16,000 of exterior repairs recommended. A separate repair estimate of $99,805 was also provided. An Escrow of $75,000 was established at closing to cover the repairs. XXXXX & XXXXX Reports were available. Note: Appraisal had error on page 7 incorrectly reporting final value of $6,400,000. Sale comps were outdated from 2007 thru 2012.	4/1/2016
15	Mixed Use	Refi-R&T	Y	$1,310,000	7.75	4.00	$9,385.01	55555	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	Y	Y	Y	Y	NAP	NAP	Loan App 1003, PFS, REO Sch.,Tax Returns and Bank Statements	696	7/24/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance in-place with an 12/7/2015 expiration date. HUD-1 executed. Flood Cert dated 8/4/15 indicates flood zone X. Latest Rent Roll from 7/6/15 reflected an occupancy of 90.0%. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title issued.	Y	YA	Y	Final Title Policy issued by Chicago Title on 9/2/15 with Cherrywood as insured for $1.31MM. Survey provided. CPL provided.	7/6/2015	Y	90.00%	NOMT	Y	$2,200,000	$1,303,401.11	59.55%	59.55%	$148,578.00	1.32	11.34%	Y	XXXXX provided a USPAP Compliant MAI Appraisal indicating an "As Is" market value of $2,200,000 ($110,000/unit) as of 7/21/15. Collateral, located in XXXXX, WI is a multi-tenant retail /apartment building that consists of 12 condominium units within a larger 15 condominium unit development to include a fractional condominium interest on a 0.575 acre site. The site is improved with the “XXXXX / XXXXX Lofts,” which is a three-story building that was originally constructed in 2008. The masonry constructed building contains a total building area of 41,600 square feet. The building features seven retail suites at street level and 11 apartment units located on the second and third floors. The nine commercial suites range in size from 110 to 1,793 square feet for a total net rentable retail area of 9,287 square feet. The apartment unit mix consists of three one-bedroom units, four two-bedroom units, and four two-bedroom plus den units that range in size from 800 square feet to 1,615 square feet. As of the date of appraisal inspection, the 11 apartment units were 100% rented while 54.0% of the retail space was leased (two vacant suites and one owner-occupied suite). The net rentable area of the appraised property totals 23,400 square feet between the commercial and residential components. There an underground parking level (included within the GBA) that contains a total of 24 parking stalls and 14 storage lockers, of which 20 parking stalls and 11 storage lockers a part of the appraised property. Latest Rent Roll from 7/6/15 reflected an occupancy of 90.0%. Income approach value was developed based on proforma NOI/NCF of $189,861 capped at 8.0% cap rate for a $2,200,000 value. Sales market approach value was developed based on 11 sales in subject's market from 2012 thru 2015. The sales produced a range of prices between $62,222 and $193,860/unit, with an average of $115,197/unit. The PSF range of prices were between $69.14 and $188.58/SF, with an average of $102.14/SF. Adjustments were applied to the top 3 comps reflecting adjusted range of $147.538 to $232,000/unit and concluded a $181,818/unit for the 11 units value totaling $2,000,000. An Appraisal Review was performed by Cherrywood internally on 8/20/15 which confirmed the Appraisal's value of $2,200,000. Appraisal and Review agreed upon NCF/NOI of $193,669 but Cherrywood decreased the amount to $148,578 on data tape which was used. XXXXX provided a PCI report dated 11/20/14 which indicated no potential risks with no deferred maintenance issues. XXXXX & XXXXX XXXXX Reports were available.

																																																												5/1/2016
16										Mixed Use	Refi-Cash	Y	$1,185,000	6.38	4.00	$7,392.86	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	PFS, REO Sch.,Tax Returns and Bank Statements	747	9/10/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance in-place with an 4/23/2016 expiration date. HUD-1 executed. Flood Cert dated 9/28/15 indicates flood zone X. Latest Rent Rolls from 8/24/15 reflected an occupancy of 100%. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title not provided.	Y	Survey not required in CA.	Y	Final Title Policy issued by Old Republic Title on 11/12/15 with Cherrywood Commercial Holdings, LLC as insured for $1,185,000. Survey not required. CPL provided.	8/24/2015	Y	100.00%	NOMT	Y	$2,160,000	$1,180,574.70	54.86%	54.86%	$141,163.00	1.59	11.91%	Y	XXXXX provided a USPAP and FIRREA Compliant MAI Appraisal indicating a Leased Fee value of $2,160,000 ($/) as of 9/16/15. Collateral, located in XXXXX, CA, consists of a mixed use retail and residential property consisting of one, two-story, Class B, building containing 6 total units (two retail spaces, two three-bedroom units, a one bedroom unit and a one-bedroom loft unit). The building contains 5,888 rentable square feet and 6,250 gross square feet situated on a 0.13 acre parcel that was originally built in 1914. Subject was 100% occupied per 8/24/15 rent roll. The site is also improved with a garage consisting of three parking spaces. Income approach value was developed based on proforma NOI/NCF of $135,269 capped at 6.25% cap rate for a $2,160,000 value. Sales market approach value was developed based on 5 sales in subject's market within the past 12 months. The unadjusted comparables ranged from $293,333 to $445,000 per unit, with an average of $384,167 per unit. Subsequent to adjustment, the range tightened to $293,333 to $400,500 per unit, with an average of $363,392 per unit and concluded a $365,000/unit value totaling $2,190,000. An Appraisal Review was performed by Cherrywood internally on 10/7/15 which confirmed the Appraisal's value of $2,160,000. Appraisal and Review agreed upon NCF/NOI of $135,269 but Cherrywood increased the amount to $141,163 on data tape which was used. XXXXX provided a PCI report dated 9/15/15 that reflected the property was in good condition with no deferred maintenance issues noted. XXXXX & XXXXX Reports were available.	4/1/2016	Title Policy for wrong loan and Property. Confirmed recorded mortgage and assignment with template changes.	CCL previously uploaded policy for a different loan. Correct AU - FTP was uploaded to Sharefile (named "Title - Final Title Policy - XXXXX") and is available for review under the LoanDocument folder.	Confirmed with template changes.
17										Multifamily	Refi-Cash	Y	$1,180,000	8.25	4.00	$8,864.95	55555	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Loan App 1003, PFS, REO Sch.,Tax Returns and Bank Statements	604 & 794	5/30/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property Insurance in-place with an 11/6/2015 expiration date. No Liability insurance provided. Insurance Renewal should be verified. HUD-1 executed. Flood Cert dated 5/30/14 indicates flood zone X. Latest Rent Roll provided was 5/1/14 which reflected an occupancy of 87.5%. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title issued.	Y	Y	Y	Final Title Policy issued by Stewart Title on 9/30/14 with Cherrywood as insured for $1.180MM. Survey provided. CPL not provided.	5/1/2014	Y	87.50%	NOMT	Y	$2,160,000	$1,166,478.46	54.63%	54.63%	$143,123.00	1.35	12.13%	Y	XXXXX provided a USPAP Compliant Appraisal indicating an "As Is" market value of $2,160,000 ($270,000/unit) as of 6/17/14. Collateral located in XXXXX, NY consists of one, four-story, Class C, building containing 8 apartment units constructed in 1930 on a 3,515 square foot lot with street parking provided. Subject was 87.5% occupied at appraisal on 5/1/14 rent roll. Income approach value was developed based on proforma NOI/NCF of $146,255 capped at 6.75% cap rate for a $2,165,000 value. Sales market approach value was developed based on 3 sales in subject's market from 2013-2014 that were sold at $287,500/unit; $226,250/unit and $256,250/unit concluded at $268,750/unit value totaling $2,150,000. An Appraisal Review was performed by Cherrywood internally on 6/25/14 which confirmed the Appraisal's value of $2,160,000. Appraisal and Review agreed upon NCF/NOI of $146,255 but Cherrywood decreased the amount to $143,123 on data tape which was used. XXXXX provided PCI report dated 1/29/15 that indicated no potential risks with no deferred maintenance issues noted. XXXXX & XXXXX Reports were available.	4/1/2016
18										Multifamily	Purchase	Y	$1,143,750	6.88	4.00	$7,513.63	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Loan App 1003, PFS, REO Sch.,Tax Returns and Bank Statements	716 & 771	2/4/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance in-place with an 4/9/2016 expiration date. HUD-1 executed. Flood Cert dated 1/23/15 indicates flood zone X. Latest Rent Roll of 10/31/14 reflected an occupancy of 94.4%. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title issued. Subordination Agreement 4/9/15 allowed XXXXX to invest $644,394 into subject property for acquisition, capital reserves and capital improvements without a lien against the mortgaged property.	Y	YA	Y	Final Title Policy issued by First American Title on 4/20/15 with Cherrywood as insured for $1,143,750. Survey provided. CPL provided.	10/31/2014	N	94.40%	NOMT	Y	$1,750,000	$1,131,848.87	65.36%	65.36%	$126,686.00	1.40	11.08%	Y	XXXXX provided a USPAP Compliant MAI Appraisal indicating an "As Is" market value of $1,730,000 ($24,028/unit) as of 1/22/14. Collateral located in XXXXX, AL consists of 7, two-story, Class C, buildings containing 72 apartment units constructed in 1975 on a 4.54 acre site with adequate parking. The 7 buildings have 57,211 gross building area and 56,432 net rentable area. Subject was 94.4% occupied at appraisal. Income approach value was developed based on proforma NOI/NCF of $164,086 capped at 9.50% cap rate for a $1,730,000 value. Sales market approach value was developed based on 5 sales in subject's market from 2011-2014 that were sold at a range of $22,917/unit to $49,899/unit averaging $34,378/unit and after adjustments concluded at $24,000/unit value totaling $1,728,000. An Appraisal Review was performed by Cherrywood internally on 2/3/15 which confirmed the Appraisal's value of $1,750,000. Appraisal and Review agreed upon NCF/NOI of $164,086. Cherrywood decreased the NCF/NOI to $126,686 amount on data tape which was used. XXXXX provided PCI report dated 2/6/15 that indicated potential risks existed due to deferred maintenance issues estimate to cost $7,500 for interior repairs and $6,800 for interior repairs. Noted vacant boarded building across street from subject. XXXXX & XXXXX Reports were available.	4/1/2016
19										Mixed Use	Refi-R&T	Y	$1,110,000	8.75	4.00	$8,732.37	55555	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	Y	Y	Y	Y	NAP	NAP	PFS, REO Sch.,Tax Returns and Bank Statements	605	11/11/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance in-place with an 8/8/15 expiration date with renewal update to be verified. HUD-1 executed. Flood Cert dated 12/26/14 indicates flood zone X. Latest Rent Roll from October 2014 reflected an occupancy of 100%. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title issued.	Y	Survey exception removed by title and not required.	Y	Final Title Policy issued by Chicago Title on 1/16/15 with Cherrywood as insured for $1,110,000. Survey not provided. CPL provided.	10/28/2014	Y	100.00%	OOMT	Y	$2,000,000	$1,100,622.95	55.50%	55.50%	$134,260.00	1.28	12.10%	Y	XXXXX provided a USPAP and FIRREA Compliant Appraisal indicating a "As Is" market value of $2,076,000 ($120.00/SF) as of 10/28/14. Collateral, located in XXXXX, IL consists of a mixed use retail/office/residential property consisting of 2, one & two-story, Class C, buildings built in 1941 totaling 17,300 SF situated on a 0.40 acre parcel with parking provided at the rear of bldgs. One bldg. (XXXXX) is occupied by the owner's grocery, deli and restaurant business and has 10,800 SF. Second bldg. (XXXXX) is retail/office use on the ground floor with 1,900 SF and has 2 residential units on the second floor totaling 4,600 SF. Subject was 100% occupied at appraisal. Income approach value was developed based on proforma NOI/NCF of $130,961 capped at 6.50% cap rate for a $2,014,000 value. Sales market approach value was developed based on 5 sales in subject's market from 2013-2014. The unadjusted comparables ranged from $72.06/SF to $150.86/SF, with an average of $110.80/SF. Subsequent to adjustment, the range tightened to $79.26/SF to $158.41/SF, with an average of $122.08/SF and concluded a $120.00/SF value totaling $2,076,000. An Appraisal Review was performed by Cherrywood internally on 11/4/14 which reduced the Appraisal's value of $2,076,000 down to $2,000,000. Appraisal and Review agreed upon NCF/NOI of $130,961 but Cherrywood increased the amount to $134,260 on data tape which was used. XXXXX provided a PCI report dated 10/28/14 that reflected the property had no potential risks and was in good condition with no deferred maintenance issues noted. XXXXX Report was available.	4/1/2016
20										Multifamily	Refi-Cash	Y	$1,110,000	6.88	4.00	$7,291.91	55555	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	PFS, REO Sch.,Tax Returns and Bank Statements	644	12/16/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance was in-place but expired on 6/24/15. Renewal needs to be verified. HUD-1 executed. Flood Cert dated 2/13/15 indicates flood zone X. Latest Rent Roll from 12/17/14 reflected an occupancy of 100%. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title issued. No OFAC or Survey were provided.	Y	Survey exception removed by title and not required.	Y	Final Title Policy issued by First American Title on 3/31/15 with Cherrywood as insured for $1,110,000. Survey not provided. CPL provided.	12/17/2014	N	100.00%	NOMT	Y	$1,555,000	$1,099,443.17	71.38%	71.38%	$110,162.00	1.26	9.92%	Y	XXXXX of XXXXX provided a USPAP Compliant Appraisal indicating an "As Is" market value of $1,555,000 ($155,000/unit) as of 1/9/15. Collateral located in XXXXX, HI consists of 5, single-story, Class C, duplex buildings containing 5 units per bldg. for a total of 10 apartment units having 6,000 rentable square feet constructed in 1954-56 on a 0.5569 acre site with adequate parking. Subject was 100% occupied at appraisal. Income approach value was developed based on proforma NOI/NCF of $101,740 capped at 6.56% cap rate for a $1,550,000 value. Sales market approach value was developed based on 4 sales in subject's market from 2012-2014 that were sold at a range of $86,364/unit to $120,833/unit averaging $109,077/unit and after adjustments concluded at $162,000/unit value totaling $1,620,000. An Appraisal Review was performed by Cherrywood internally on 1/23/15 which confirmed the Appraisal's value of $1,555,000. Appraisal and Review agreed upon NCF/NOI of $101,740. Cherrywood increased the amount to $110,162 on data tape which was used. XXXXX provided PCI report dated 12/29/14 that indicated no potential risks with no deferred maintenance issues noted. XXXXX Report was available.	4/1/2016
21										Retail	Refi-R&T	Y	$1,077,000	8.50	4.00	$8,281.20	55555	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	PFS, REO Sch.,Tax Returns and Bank Statements	687	12/10/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance in-place with an 12/11/2015 expiration date. HUD-1 executed. Flood Cert dated 1/30/15 indicates flood zone X for both properties. Per Appraisal, the subject properties are 100% owner-occupied. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title issued. No Survey was provided.	Y	Survey not required in CA.	Y	Final Title Policy issued by Chicago Title on 2/27/15 with Cherrywood as insured for $1,077,000. Survey provided. CPL provided.	1/1/2015	N	100.00%	OOST	Y	$1,749,000	$1,068,858.26	61.58%	61.58%	$126,679.00	1.27	11.76%	Y	XXXXX provided a USPAP Compliant Appraisal indicating a combined "As Is" market value for the two restaurant properties of $1,749,000 ($233.76/SF) as of 12/1/14 and 1/21/15 appraisal dates. Collateral for this loan is two separate restaurant properties as follows: Property 1, located in XXXXX, CA consists of single, one and 1.5-story, Class C, building containing a restaurant totaling 2,582 square feet constructed in 1955 on a 0.1167 acre site. Subject was 100% owner-occupied at appraisal. Income approach value was developed based on proforma NOI/NCF of $53,657 capped at 8.25% cap rate for a $650,388 value. Sales market approach value was developed based on 3 sales in subject's market from 2014 that were sold in a range of $244.58/SF to $264.50/SF with a concluded value at $250.19/SF value totaling $646,000. An Appraisal Review was performed by Cherrywood internally on 12/23/14 which confirmed the Appraisal's value of $646,000. Appraisal and Review agreed upon NCF/NOI of $53,657. XXXXX provided PCI report dated 12/1/14 that indicated no potential risks with no deferred maintenance issues noted. XXXXX Report was available. Property 2, located in XXXXX, CA consists of a one-story, Class C, building containing a restaurant totaling 4,900 square feet constructed in 1948 on a 0.1687 acre site. Subject was 100% owner-occupied at appraisal on 1/21/15. Income approach value was developed based on proforma NOI/NCF of $91,128 capped at 8.25% cap rate for a $1,105,000 value. Sales market approach value was developed based on 3 sales in subject's market in 2014 that were sold in a range of $183.45/SF to $231.44/SF with a concluded value at $225.10/SF value totaling $1,103,000. An Appraisal Review was performed by Cherrywood internally on 2/3/15 which confirmed the Appraisal's value of $1,103,000. Appraisal and Review agreed upon NCF/NOI of $91,128. XXXXX provided PCI report dated 1/17/15 that indicated no potential risks with no deferred maintenance issues noted. XXXXX Report was available. Appraisals and Reviews agreed upon a combined NCF/NOI of $91,128 + $53,657 = $144,785 but Cherrywood decreased the amount to $110,162 on data tape which was used. Combined value for the two properties per Cherrywood Review values is $646,000 + $1,103,000 = $1,749,000.	4/1/2016
22										Multifamily	Refi-Cash	Y	$1,060,000	8.50	4.00	$8,150.49	55555	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Loan App 1003, PFS, REO Sch.,Tax Returns and Bank Statements	677	3/4/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance was in-place but expired 5/9/15 and needs to have renewal verified. HUD-1 executed. Flood Cert dated 7/2/14 indicates flood zone X. Latest Rent Roll of 2/3/15 reflected an occupancy of 95.83%. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title issued.	Y	Y	Y	Final Title Policy issued by Alamo Title on 3/27/15 with Cherrywood as insured for $1,060,000. Survey provided. CPL provided.	2/3/2015	N	95.83%	NOMT	Y	$1,725,000	$1,052,680.70	61.45%	61.45%	$122,578.00	1.25	11.56%	Y	XXXXX provided a USPAP Compliant MAI Appraisal indicating an "As Is" market value of $1,685,000 ($70,208/unit) as of 2/11/15. Collateral located in XXXXX, TX consists of 4, two-story, Class C, buildings containing 24 townhome apartment units constructed in 1971 on a 1.687 acre site with adequate parking. The buildings have 30,258 gross square feet and 27,800 net rentable square feet. Subject was 95.83% occupied at appraisal per 2/3/15 rent roll. Income approach value was developed based on proforma NOI/NCF of $142,270 capped at 8.25% cap rate for a $1,725,000 value ($71,875/unit). Sales market approach value was developed based on 10 sales in subject's market from 2012-2014. The comps selected would not provide the appraiser with the value using the per unit sales approach so appraiser used GIM and PSF approach to arrive at $1,765,000 average value of the two methods which equates to $73,500/unit estimated value. An Appraisal Review was performed by Cherrywood internally on 3/10/15 which agreed with the Appraisal's value of $1,725,000 via the income approach. Appraisal and Review agreed on the NCF/NOI of $142,270. Cherrywood decreased the NCF/NOI to $122,578 amount on data tape which was used. XXXXX provided PCI report dated 2/26/15 that indicated potential risks exist with estimated interior repairs of $76,000 mainly for driveway repair of $50K and carport door replacement of $25K. XXXXX Report was available.	4/1/2016
23										Multifamily	Refi-R&T	Y	$1,050,000	9.00	4.00	$8,448.54	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Loan App 1003, PFS, REO Sch.,Tax Returns and Bank Statements	729 & 667	4/23/14 & 5/16/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance was in-place but expired 5/6/2015. Renewal needs to be verified. HUD-1 executed. Flood Cert dated 4/10/14 indicates flood zone X. Latest Rent Roll from 4/1/14 reflected an occupancy of 81.5%. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title issued. Survey not provided.	Y	Y	Y	Final Title Policy issued by Fidelity National Title on 6/4/14 with Cherrywood as insured for $1,050,000. Survey not provided. CPL provided.	4/1/2014	N	81.50%	NOMT	Y	$1,620,000	$1,037,007.93	64.81%	64.81%	$149,356.00	1.47	14.22%	Y	XXXXX provided a USPAP & FIRREA Compliant Appraisal indicating an "As Is" market value of $1,835,000 ($24,467/unit) as of 4/22/14. Collateral located in XXXXX, KS consists of 6, two and three-story, Class C, buildings containing 75 apartment units constructed in 1951 and renovated in 2009/2011 situated on a 2.18 acre site with 90 parking spaces. The 6 buildings have 63,306 gross building area and 46,000 net rentable area. At appraisal, the subject was 81.5% physically occupied and 100% economically occupied due to 12 un-rentable units and 2 units for manager/model use. Income approach value was developed based on proforma NOI/NCF of $155,828 capped at 8.5% cap rate for a $1,835,000 value. Sales market approach value was developed based on 6 sales in subject's market from 2010-2013 that were sold at a range of $12,060/unit to $55,612/unit averaging $32,729/unit and after adjustments concluded at $24,658/unit value totaling $1,800,000. An Appraisal Review was performed by Cherrywood internally on 5/1/14 which reduced the Appraisal's value of $1,835,000 down to $1,620,000 using NOI/NCF of $163,640 capped at 10.10% . Appraisal NOI/NCF was $155,828 and Review used NCF/NOI of $163,640. Cherrywood decreased the NCF/NOI to $149,356 amount on data tape which was used. XXXXX provided PCI report dated 5/19/14 that indicated potential risks existed due to 10 down units due to fire damage issues with estimate to cost $28,000 for interior repairs and $36,000 for interior repairs. A further property inspection was performed by XXXXX on 5/20/14 to access the fire damage which made no estimates of repairs and only provided pictures of the damage. XXXXX & XXXXX Reports were available.	4/1/2016
24										Light Industrial	Refi-Cash	Y	$975,000	8.50	4.00	$7,496.91	55555	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Loan App 1003, PFS, REO Sch.,Tax Returns and Bank Statements	680	11/7/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance in-place with an 12/30/2015 expiration date. HUD-1 executed. Flood Cert dated 11/24/1 indicates flood zone X with note that portion of property in flood zone but structure not effected. Latest Rent Roll of 10/15/14 reflected an occupancy of 100% with lease to single-tenant, XXXXX until 4/30/2025. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title issued.	Y	Y	Y	Final Title Policy issued by Commonwealth Land Title on 12/10/14 with Cherrywood as insured for $975,000. Survey provided. CPL provided.	10/15/2014	Y	100.00%	NOST	Y	$1,450,000	$965,687.02	67.24%	67.24%	$118,951.00	1.32	12.20%	Y	XXXXX provided a USPAP Compliant Appraisal indicating an "As Is" market value of $1,500,000 ($86.81/SF) as of 11/5/14. Collateral, located in XXXXX, FL, is a Class C, single-tenant, single-story, industrial bldg. containing 17,280 gross square feet that is 100% air-conditioned with ample parking spaces provided. Subject was built in 1999 on a 4.32 acre site. Subject was 100% leased to single-tenant, XXXXX, on a NNN lease until 4/30/2025. Income approach value was developed based on proforma NOI/NCF of $122,262 capped at 8.5% cap rate for a $1,440,000 value. Sales market approach value was developed based on 5 sales in subject's market from 2012 and 2014 ranging from $64.96/SF to $107.79/SF averaging $85.64/SF concluded a $90.86/SF value totaling $1,570,000. An Appraisal Review was performed by Cherrywood internally on 11/18/14 which relied more on the appraiser's income approach to arrive at a $1,450,000 value versus Appraisal's value of $1,500,000 but agreed with the appraiser's NOI/NCF of $122,262 capped at 8.43%. However, Cherrywood decreased the amount to $118,951 on data tape which was used. XXXXX provided PCI report dated 11/5/14 that indicated no potential risks with no deferred maintenance issues noted. XXXXX & XXXXX Reports were available.	4/1/2016
25										Mixed Use	Refi-R&T	Y	$890,000	7.75	4.00	$6,376.07	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Loan App 1003, PFS, REO Sch.,Tax Returns and Bank Statements	802	4/17/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents provided. Financial information on both the Borrower and Guarantor were provided in file including credit report and Lexis Nexus. Organizational documents for Borrower entity were provided. Property and liability Insurance in-place with an 9/7/2016 expiration date. HUD-1 executed. Flood Cert dated 4/16/15 indicates flood zone X. Latest Rent Roll of 6/12/15 reflected an occupancy of 100%. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Final Title issued.	Y	Y	Y	Final Title Policy issued by Fidelity National Title on 8/3/15 with Cherrywood as insured for $890,000. Survey provided. CPL provided.	6/12/2015	N	100.00%	NOMT	Y	$1,450,000	$870,752.74	61.38%	61.38%	$95,864.00	1.25	10.77%	Y	XXXXX provided a USPAP & FIRREA Compliant MAI Appraisal indicating an "As Is" market value of $1,450,000 ($242.11/SF) as of 1/9/15. Collateral located in XXXXX, NJ, consist of a 5,989 square foot mixed-use building containing two street-level commercial spaces and three residential apartments that was built circa 1900. The building is situated on a 0.126 acre parcel. The first floor is occupied by two restaurants: XXXXX and XXXXX. The second floor consists of three apartments, one one-bedroom apartment and two four-bedroom apartments, each with one bathroom. The larger of the four bedroom apartments occupies part of the second floor and all of the third floor. All five units are 100% occupied at time of appraisal. Income approach value was developed based on proforma NOI/NCF of $118,858 capped at 8.25% cap rate for a $1,450,000 value. Sales market approach value was developed based on 5 sales in subject's market within the past 12 months. The unadjusted comparables ranged from $223.00/SF to $$559.00/SF, with an average of $403.80. Subsequent to adjustment, the range tightened to $224.31/SF to $254.06/SF, with an average of $240.91/SF and concluded at $242.00/SF value totaling $1,450,000. An Appraisal Review was performed by Cherrywood internally on 4/30/15 confirmed the Appraisal's value of $1,450,000. Appraisal and Review agreed upon NCF/NOI of $118,858 but Cherrywood decreased the amount to $95,864 on data tape which was used. XXXXX provided PCI report dated 4/20/15 that indicated no potential risks with no deferred maintenance issues noted. XXXXX Report was available.	4/1/2016
26										Retail	Refi-R&T	Y	$880,750	9.25	4.00	$7,245.72	55555	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	NAP	Y	Y	Y	NAP	NAP	Y	809 & 721	11/7/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) provided. Executed and recorded loan documents. Background and financial information on both individual borrowers were provided. Property, liability and income loss Insurance in-place with 3/28/2015 expiration but a current policy should be verified. HUD-1 executed. Flood Cert of 12/26/2014 indicates flood zone X. Rent roll as of 10/6/2014 reflects 100% occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Old Republic National Title Insurance Company issued ALTA Loan Policy 12/31/2014 in amount of $880,750 insuring Cherrywood Commercial Lending LLC. CPL provided.	12/15/2014	Y	76.45%	NOMT	Y	$1,475,000	$874,027.13	59.26%	59.26%	$123,863.00	1.42	14.06%	Y	USPAP & FIRREA Compliant MAI Appraisal performed by XXXXX indicated a fee simple market value of $1,475,000 as of 11/5/2014. Collateral is a 13,324 sf community center shopping center built in 1989 and recently renovated. The Income approach value was based on a 9.75% cap rate for a $1,585,000 value. Sales approach value was $1,016,000 ($75.00/sf) based on 5 sales within the past 30 months. The Rent Roll used at the time of the Appraisal stated the property was 77% occupied but valued at a stabilized level of 80%. An Appraisal Review was performed by Cherrywood internally on 11/28/2014 which confirmed the Appraisal's value of $1,475,000. Appraisal and Review agreed upon NCF/NOI of $154,527 but Cherrywood reduced the amount to $123,863. XXXXX Reports were also available. A Property Inspection Report dated 11/5/2014 stated the Subject is in good condition with no repairs needed. There is one vacant unit out of 7. It is under contract and is being customized to the tenants needs. The immediate neighborhood is retail & dining with no vacancies.	4/1/2016
27	Retail	Refi-Cash	Y	$830,000	7.38	4.00	$5,732.61	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	Y	Y	Y	Y	NAP	NAP	Y	786 & 720	8/26/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and recorded loan documents. Background and financial information on both individual borrowers were provided. Property, liability and income loss Insurance in-place with a 1/1/2016 expiration date. HUD-1 unexecuted. Flood Cert of 8/27/2015 indicates flood zone X500. Lease from January 2015 reflects 100% occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Final title policy from Fidelity National Title Insurance Company issued on 3/31/2016 in amount of $830,000 insuring Cherrywood Commercial Holdings, LLC.	1/10/2015	Y	100.00%	NOST	Y	$1,450,000	$826,151.88	56.98%	56.98%	$88,933.00	1.29	10.71%	Y	USPAP & FIRREA Compliant MAI Appraisal performed by XXXXX indicated a leased fee simple market value of $1,450,000 as of 9/2/2015. The property is an 18,295 sf mixed use built in 1918 and renovated in 2005. The Subject Collateral is 9,256 sf Restaurant Condominium Unit. The Income approach value was based on an 8% cap rate for a $1,500,000 value. Sales approach value was $1,400,000 ($165/sf for ground floor and $82.50/sf for mezzanine space, 1,450 sf) based on 3 sales within the past 14 months. The Rent Roll used at the time of the Appraisal stated the property was 100% occupied with the NNN lease expiring on June 30, 2020 but valued at a stabilized level of 90%. An Appraisal Review was performed by Cherrywood internally on 9/22/2015 which confirmed the Appraisal's value of $1,450,000. Appraisal and Review agreed upon NCF/NOI of $122,085 but Cherrywood reduced the amount to $88,933. XXXXX Reports were also available. A Property Inspection Report dated 9/8/2015 stated the Subject is in good condition with no repairs needed.	5/1/2016	Unable to find newly uploaded documents.	It appears that initially, CCL missed uploading the documents. Those are available for review now.
V - Rec MTG uploaded and named "Recorded - Deed of Trust - XXXXX" under the LoanDocument folder.
AA - Rec AOM uploaded and named "Recorded - Assignment of Deed of Trust-CCL-CCH - XXXXX" under the LoanDocument folder.
																																																														AU - FTP uploaded and named "Title - Final Title Policy - XXXXX" under the LoanDocument folder.	Confirmed with template changes.
28	Light Industrial	Refi-Cash	Y	$800,000	7.13	4.00	$5,389.75	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Y	656	5/4/2015	N	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed loan documents but unrecorded Assignment document. Background and financial information on both individual borrowers were provided. Property, liability and income loss Insurance in-place with a 10/16/2015 expiration date which renewal should be verified. HUD-1 executed. Flood Cert of 4/16/2015 indicates flood zone X. Lease from 2011 reflects 100% occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Alta Title Policy from First American Title Insurance Company issued on 6/19/2015 in amount of $800,000 insuring Cherrywood Commercial Lending, LLC.	5/18/2011	Y	100.00%	NOST	Y	$1,600,000	$794,774.37	49.67%	49.67%	$122,345.00	1.89	15.29%	Y	USPAP & FIRREA Compliant MAI Appraisal performed by XXXXX indicated a leased fee simple market value of $1,600,000 and 1.5 acres of excess land of $470,000 as of 4/21/2015. The Subject Collateral is a 19,200 sf industrial warehouse building built in 1993. The Income approach value was based on a 10.50% cap rate for a $1,600,000 value. Sales approach value was $1,600,000 ($82/sf) based on 6 sales within the past 4 years. The 1.5± acre of excess land is suitable for industrial development consistent with the zoning requirements. The $470,000 value was based on 4 sales within the past 4 years. The property is currently leased to XXXXX. XXXXX lease is for $17,800 per month or $11.13 per square foot. The lease term commenced on May 16, 2011 and ends on September 20, 2017. The Rent Roll used at the time of the Appraisal stated the property was 100% occupied with the NNN lease but valued at a stabilized level of 93% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 4/30/2015 which confirmed the Appraisal's value of $1,600,000. Appraisal and Review agreed upon NCF/NOI of $168,290 but Cherrywood reduced the amount to $122,345. XXXXX Reports were also available. A Property Inspection Report dated 4/208/2015 stated the Subject is in good condition with no repairs needed. The value may be closer to $1,500,000 due to unknown lease renewal probability.	4/1/2016	Confirmed with template changes.	It appears that initially, CCL missed uploading the documents. Those are available for review now.
V - Rec MTG uploaded and named "Recorded - Deed of Trust - XXXXX" under the LoanDocument folder.
AA - Rec AOM uploaded and named "Recorded - Assignment of Deed of Trust-CCL-CCH - XXXXX" under the LoanDocument folder.
																																																														AU - FTP uploaded and named "Title - Final Title Policy - XXXXX" under the LoanDocument folder.
29										Retail	Refi-R&T	Y	$800,000	9.25	4.00	$6,581.41	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	Y	NAP	Y	758	4/9/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents. Financial information on both Corporate Borrower and individual Guarantor but no background report in the file. Cherrywood utilized XXX to perform good standing checks of borrower organizations. Background checks for the organization and guarantor were performed through credit reports, OFAC clearance and Internet searches. Property, liability and income loss Insurance in-place with a 2/6/2015 expiration date which renewal should be verified. HUD-1 executed. Flood Cert of 4/10/2014 indicates flood zone AE which requires flood insurance (found in file with 6/2/2015 expiration). Undated Rent Roll reflects 100% occupancy based on a single tenant with lease expiration of 5/2019. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Alta Title Policy from First American Title Insurance Company issued on 6/11/2014 in amount of $800,000 insuring Cherrywood Commercial Lending, LLC.	Undated	Y	100.00%	NOST	Y	$1,590,000	$790,585.27	49.72%	49.72%	$143,661.00	1.82	17.96%	Y	USPAP & FIRREA Compliant MAI Appraisal performed by XXXXX – XXXXX indicated a leased fee market value of $1,590,000 as of 4/21/2014. Collateral consists of a 10,566 sf, single tenant restaurant built in 2000 on a 2.02 acre site. The Income approach value was based on a 9.50% cap rate for a $1,590,000 value. Sales approach value was $1,580,000 ($149.54/sf) based on 5 sales within the past 2 years. The Rent Roll used at the time of the Appraisal stated the property was 100% occupied but valued at a stabilized level of 90% for Vacancy and Credit Loss. An Appraisal Review was performed by XXXXX on 4/24/2014 and Cherrywood internally on 4/30/2014 which confirmed the Appraisal's value of $1,590,000. Appraisal and both Reviews agreed upon NCF/NOI of $150,877 but Cherrywood reduced the amount to $143,661. XXXXX Reports were also available. A Property Inspection Report dated 4/28/2014 stated the Subject is in average condition with exterior showing wear and tear with stained paint, mildew stains, rusted door and damaged fascia and soffits. An estimate of $25,000 in repairs needed. The Appraiser did not include any replacement reserves which at $.30/sf is $3,170 or an approximate reduction in value of $33,000 plus $25,000 in repairs for a value of $1,530,000. The property was acquired from XXXXX on September 11, 2010 for a price of $XXXXX, or $XXXXX/sf.	4/1/2016
30										Retail	Refi-R&T	Y	$800,000	8.75	4.00	$6,293.61	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	NAP	Y	Y	Y	NAP	NAP	Y	623 & 645	4/10/2014 & 2/4/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents. Financial information on both the Borrower and three Guarantors (2 Individuals and 1 Corporate) were provided but no Background check in file. Cherrywood utilized XXX to perform good standing checks of borrower organizations. Background checks for the organization and guarantor were performed through credit reports, OFAC clearance and Internet searches. Rent Roll dated 2/1/2014 reflects 100% occupancy. Flood Zone X dated 4/13/2014 certificate which does not require insurance. Property Insurance in file but expire 3/2015 which renewal should be verified. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Alta Title Policy from First American Title Insurance Company issued on 5/30/2014 in amount of $800,000 insuring Cherrywood Commercial Lending, LLC.	2/1/2014	Y	90.00%	NOMT	Y	$1,600,000	$789,595.84	49.35%	49.35%	$124,139.00	1.64	15.52%	Y	USPAP Compliant SRA Appraisal performed by XXXXX indicated a leased fee market value of $1,600,000 as of 4/21/2014. Collateral consists of a 17,850 sf, two Neighborhood strip centers built in 1983 on a 1.166 acre site. The Income approach value was based on a 11% cap rate for a $1,690,000 value. Sales approach value was $1,430,000 ($80/sf) based on 5 sales within the past 3 years. The 4/1/2014 Rent Roll used at the time of the Appraisal stated the property was 100% occupied but valued at a stabilized level of 90% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 5/8/2014 which confirmed the Appraisal's value of $1,600,000. Appraisal and Review agreed upon NCF/NOI of $185,456 but Cherrywood reduced the amount to $124,139. XXXXX and XXXXX Reports were also available. A Property Inspection Report dated 9/7/2014 stated the Subject is in good condition with no repairs needed. XXXXX took ownership of the property on 10/17/2011. This transaction was between XXXXX to XXXXX for $XXXXX. According to the co-owner, XXXXX who met the appraiser at the property, this transaction was between related entities and does not constitute market value.	4/1/2016
31										Multifamily	Refi-R&T	Y	$784,000	7.50	4.00	$5,481.85	55222	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	NAP	Y	Y	Y	NAP	NAP	Y	778	3/12/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents. Financial information on both the Borrower and Guarantor were provided but no Background check in file. Cherrywood utilized XXX to perform good standing checks of borrower organizations. Background checks for the organization and guarantor were performed through credit reports, OFAC clearance and Internet searches. Property and liability Insurance in-place with a 3/8/2015 expiration date which renewal should be verified. HUD-1 executed. Flood Cert of 2/21/2014 indicates flood zone X. Rent Roll dated 1/15/2014 reflects 100% occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Alta Title Policy from Stewart Title Guaranty Company issued on 4/3/2014 in amount of $784,000 insuring Cherrywood Commercial Lending, LLC.	1/15/2014	N	100.00%	NOMT	Y	$980,000	$769,656.09	78.54%	78.54%	$110,471.00	1.68	14.09%	Y	USPAP/Freddie Mac Compliant Certified General Appraisal performed by XXXXX indicated a fee simple market value of $980,000 as of 2/26/2014. Collateral consists of a 16,416 sf walk up style, 3-story apartment complex with 18 units built in 1976 on a .45 acre site. The Income approach value was based on a 11.18% cap rate for a $974,000 value. Sales approach value was $980,000 ($54,444/unit) based on 3 sales within the past 2 years. The Rent Roll used at the time of the Appraisal stated the property was 100% occupied but valued at a stabilized level of 95% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 3/26/2014 which confirmed the Appraisal's value of $980,000. Appraisal and Review agreed upon NCF/NOI of $109,599 but Cherrywood increased the amount to $110,471. XXXXX Report was also available. A Property Inspection Report dated 2/26/2014 stated the Subject is in average condition with minor cosmetic repair needs. Stairs are plain wood, all doorways are scraped and paint has been scraped off.	4/1/2016
32										Mixed Use	Refi-Cash	Y	$750,000	6.38	4.00	$4,679.03	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	NAP	Y	Y	Y	NAP	NAP	Y	807	7/9/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents. Financial and Background information on both the Borrower and Guarantor were provided in file. Property and liability Insurance in-place with an 11/10/2015 expiration date which renewal should be verified. HUD-1 executed. 7 Flood Cert of 7/9/2015 indicates flood zone X. Rent Roll dated 6/15/2015 reflects 80.07% occupancy with 4 vacancies being prepared to rent. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Alta Title Policy from Chicago Title Insurance Company issued on 9/22/2015 in amount of $750,000 insuring Cherrywood Commercial Lending, LLC.	6/15/2015	Y	84.29%	NOMT	Y	$1,576,500	$746,489.62	47.35%	47.35%	$82,567.00	1.47	11.01%	Y	USPAP and FIRREA Compliant Certified Appraisal performed by XXXXX indicated a fee simple market value of $1,576,500 as of 8/16/2015. Collateral consists of 13,045 sf of 5 retail facilities and 1 mixed use building built in 1983 on .5648 acre sites. The Income approach value was based on a 9% cap rate for a $1,690,000 value. Sales approach value was $790,000, $352,000, $239,000, $110,500 ($130/sf, $125/sf, $130/sf and $85/sf) based on 4 sales within the past 2 years. The June 2015 Rent Roll used at the time of the Appraisal stated the property was 92.7% occupied but valued at a stabilized level of 95% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 5/8/2014 which confirmed the Appraisal's value of $1,576,500. Appraisal and Review agreed upon NCF/NOI of $140,238 ($70,615, $32,554, $18,835, $4,751 $3,013, and $9,570) but Cherrywood reduced the amount to $82,567. XXXXX Reports were also available. A Property Inspection Report dated 7/29/2015 stated the Subject is in good condition with $1,500 in repairs needed for parking lot cracks and faded striping. The last known transfer of the subject property was on 12/31/2003 where XXXXX transferred multiple parcels including the subject property to XXXXX.	4/1/2016
33										Mobile Home, 6 condo units & 30 pad MHP	Refi-R&T	Y	$750,000	8.50	4.00	$5,766.86	55555	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	NAP	Y	Y	Y	NAP	NAP	Y	723	1/23/2015	N	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents. Financial and Background information on both the Borrower and Guarantor were provided in file. Property and liability Insurance in-place with a 3/15/2015 expiration dates which renewal should be verified. HUD-1 executed. 2 Flood Cert dated 1/16/2015 indicates flood zone X. Rent Roll dated 11/2014 reflects 91.67% with 2 vacancies in mobile home park and one condo vacancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Missing title policy advised as pending trailing document. Commitment from Stewart Title Guaranty Company issued on 2/4/2015 in amount of $750,000 but no name party.	11/1/2014	Y	85.24%	NOMT	Y	$1,060,000	$744,330.18	70.22%	70.22%	$94,844.00	1.37	12.65%	Y	One Appraisal was completed for each property. 1) USPAP & FIRREA Compliant MAI Appraisal performed by XXXXX indicated a fee simple market value of $850,000 as of 12/18/2014. Collateral consists of a 30-pad mobile home community built in 1980 on a 7.6 acre site. 2) USPAP & FIRREA Compliant MAI Appraisal performed by XXXXX indicated a leased fee market value of $310,000 as of 12/16/2014. Collateral consists of 6 residential condominium units built in 2007. The Income approach value was based on a 1) 9% cap rate for an $850,000 value 2) 8.5% cap rate for a $310,000 value. Sales approach value was 1) $825,000 ($27,500/pad) based on 5 sales within the past 2.5 years and 2) $580,000 ($65/sf) based on 5 sales within the past 1.5 years. The Rent Roll used at the time of the Appraisal stated the property was 1) 93.3% & 2) 83% occupied but valued at a stabilized level of 80% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 9/23/2014 which confirmed the Appraisal's value of $850,000. Appraisal and Review agreed upon NCF/NOI of 1) $76,935 and $22,845 but Cherrywood reduced the amount to $94,844 combined. XXXXX Reports were also available. Property Inspection Reports dated 12/9/2014 and 12/20/2014 stated both Subjects are in good condition but mobile home does not conform to the neighborhood and condos have $2,000 in needed repairs.	4/1/2016		AU - CCL legal counsel working with the Title company to issue final title policy with proper endorsements. Borrower signature is required. Anticipate finalizing by end of April, 2016.
34										Mixed Use	Refi-R&T	Y	$725,000	6.88	4.00	$4,762.74	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	NAP	Y	Y	Y	NAP	NAP	Y	699	6/6/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents. Financial information on both the Borrower and Guarantor were provided in file but missing Background Lexis Nexus. Cherrywood utilized XXX to perform good standing checks of borrower organizations. Background checks for the organization and guarantor were performed through credit reports, OFAC clearance and Internet searches. Property and liability Insurance in-place with an 8/14/2015 expiration date which renewal should be verified. HUD-1 executed. Flood Cert dated 6/18/2014 indicates flood zone X500. Rent Roll dated 6/7/2014 reflects 92.86% with 1 vacancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Subject property in California. Survey is not required.	Y	Alta Title Policy from North American Title Insurance Company issued on 6/11/2014 in amount of $725,000 insuring Cherrywood Commercial Holdings, LLC.	6/7/2014	Y	92.34%	NOMT	Y	$1,118,000	$713,485.93	63.82%	63.82%	$74,592.00	1.30	10.29%	Y	USPAP and FIRREA Compliant Certified Appraisal performed by XXXXX indicated a fee simple market value of $1,118,000 as of 6/24/2014. Collateral consists of 8,602 sf of mixed use retail and office building built in 1947 on .25 acre site. The Income approach value was based on an 8% cap rate for a $1,122,863 value. Sales approach value was $1,118,000 ($130/sf) based on 3 sales within the past 8 months. The June 2014 Rent Roll used at the time of the Appraisal stated the property was 92.86% occupied but valued at a stabilized level of 95% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 5/8/2014 which confirmed the Appraisal's value of $1,118,000. Appraisal and Review agreed upon NCF/NOI of $89,829 but Cherrywood reduced the amount to $74,592. XXXXX and XXXXX Reports were also available. A Property Inspection Report dated 7/15/2014 stated the Subject is in Fair condition which is normal for the neighborhood with $1,615 in deferred maintenance noticed. Based on neighborhood and age of Subject a 9% cap rate may be more appropriate and a value adjustment to $998,100.	4/1/2016
35										Office	Refi-R&T	Y	$720,000	8.75	4.00	$5,664.25	55555	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	Y	Y	Y	Y	NAP	NAP	Y	720 & 702	11/19/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents. Financial and Background information on both the Borrower/Guarantor were provided in file. Property and liability Insurance in-place with a 7/14/2015 expiration date which renewal should be verified. HUD-1 executed. Flood Cert dated 11/25/2014 indicates flood zone X500. Owner occupied XXXXX condo. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Title policy from Chicago Title Insurance Company issued on 1/30/2015 in amount of $720,000 insuring XXXXX.	10/1/2014	Y	100.00%	OOMT	Y	$1,200,000	$713,458.85	59.45%	59.45%	$118,320.00	1.74	16.43%	Y	USPAP and FIRREA Compliant MAI Appraisal performed by XXXXX indicated a fee simple market value of $1,200,000 as of 11/3/2014. Collateral consists of 9,768 sf of owner occupied medical office (8,102 SF) and Internet Office (1,660 SF) condominium building built in 2007 and remodeled in 2012 on .69 acre site. The Income approach value was based on a 10.25% cap rate for a $1,200,000 value. Sales approach value was $1,175,000 ($120/sf) based on 9 sales within the past 4 years. The Rent Roll used at the time of the Appraisal stated the property was 100% occupied but valued at a stabilized level of 85% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 11/20/2014 which confirmed the Appraisal's value. Appraisal and Review agreed upon NCF/NOI of $120,805 but Cherrywood reduced the amount to $118,320. XXXXX and XXXXX Reports were also available. A Property Inspection Report dated 11/12/2014 stated the Subject is in Good condition with no deferred maintenance noticed.	4/1/2016	Confirmed with template changes.
36										Mixed Use	Refi-R&T	Y	$710,500	7.88	4.00	$5,151.62	55555	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Y	645	5/5/2014	Y	Y	NAP	Missing Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents. Financial information on both the Borrower and /Guarantor were provided in file but missing Background Report. Cherrywood utilized XXX to perform good standing checks of borrower organizations. Background checks for the organization and guarantor were performed through credit reports, OFAC clearance and Internet searches. Property and liability Insurance in-place with a 5/8/2015 expiration dates which renewal should be verified. HUD-1 executed. Flood Cert dated 4/20/2014 indicates flood zone X. Rent Roll dated 4/3/20014 shows 100% occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and an Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Alta Title Policy from Chicago Title Insurance Company issued on 9/22/2015 in amount of $710,500 insuring Cherrywood Commercial Lending, LLC.	4/3/2014	Y	100.00%	NOMT	Y	$950,000	$696,069.85	73.27%	73.27%	$64,971.00	1.37	9.14%	Y	USPAP and FIRREA Compliant SRA Appraisal performed by XXXXX indicated a leased fee market value of $950,000 as of 4/28/2014. Collateral consists of a 3 unit, 3,285 sf mixed use building built in 1910 on .0433 acre site. The Income approach value was based on a 7% cap rate for a $940,000 value. Sales approach value was $950,000 ($289/sf) based on 3 sales within the past 15 months. The Rent Roll used at the time of the Appraisal stated the property was 100% occupied but valued at a stabilized level of 95% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 11/20/2014 which confirmed the Appraisal's value. Appraisal and Review agreed upon NCF/NOI of $64,971 but Cherrywood increased the amount to $84,597. Adjusted back to Appraiser's forecasted NOI. XXXXX and XXXXX Reports were also available. A Property Inspection Report dated 5/4/2014 stated the Subject is in Fair condition with $11,000 in deferred maintenance noticed.	4/1/2016	Confirmed with template changes.
37										Retail	Refi-Cash	Y	$700,000	8.99	4.00	$5,627.33	55555	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Y	Insufficient Credit	8/4/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents. Financial information on both the Borrower and Guarantor were provided in file but missing Background Report. Cherrywood utilized XXX to perform good standing checks of borrower organizations. Background checks for the organization and guarantor were performed through credit reports, OFAC clearance and Internet searches. The Borrower is a Foreign National and no credit score was available. Property and liability Insurance in-place with a 1/30/2015 expiration date which renewal should be verified. HUD-1 not executed. Flood Cert dated 8/29/2014 indicates flood zone X. Rent Roll dated 7/11/2014 shows 100% occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search, Environmental Radius Report and Phase 1 Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Subject property in the State of NC. Survey exception removed from title. Survey is not required in NC when loan is a Refi.	Y	Alta Title Policy from American Land Title Association issued on 9/22/2015 in amount of $700,000 insuring Cherrywood Commercial Lending, LLC.	7/11/2014	Y	100.00%	NOMT	Y	$1,325,000	$693,080.83	52.31%	52.31%	$87,701.00	1.30	12.53%	Y	USPAP and FIRREA Compliant MAI Appraisal performed by XXXXX indicated a leased fee market value of $1,325,000 as of 8/19/2014. Collateral consists of a 4 unit, 10,975 sf retail building built in 2005 on .92 acre site. The Income approach value was based on an 8% cap rate for a $1,325,000 value. Sales approach value was $1,260,000 ($115/sf) based on 6 sales within the past 4 years. The Rent Roll used at the time of the Appraisal stated the property was 100% occupied but valued at a stabilized level of 95% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 11/20/2014 which confirmed the Appraisal's value. Appraisal and Review agreed upon NCF/NOI of $115,068 but Cherrywood reduced the amount to $87,701. XXXXX and XXXXX Reports were also available. A Property Inspection Report dated 8/13/2014 stated the Subject is in Good condition with $8,500 in deferred maintenance (water intrusion and ceiling leaks) noticed. Subject was acquired 1/30/2014 for $XXXXX or $XXXXX/sf.	4/1/2016
38										Office	Refi-R&T	Y	$666,250	9.00	4.00	$5,360.80	55555	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	Y	Y	Y	Y	NAP	NAP	Y	600	2/5/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents. Financial information on both the Borrower and Guarantor were provided in file but missing Background Report. Cherrywood utilized XXX to perform good standing checks of borrower organizations. Background checks for the organization and guarantor were performed through credit reports, OFAC clearance and Internet searches. Property and liability Insurance in-place with a 3/25/2016 expiration date. HUD-1 executed. Flood Cert dated 6/24/2014 indicates flood zone X. Lease dated 2/1/2011 shows single tenant with 100% occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Not a requirement in GA.	Y	Alta Title Policy from Chicago Title Insurance Company issued on 4/13/2015 in amount of $666,250 insuring Cherrywood Commercial Lending, LLC.	2/1/2012	Y	100.00%	OOST	Y	$1,025,000	$662,093.29	64.59%	64.59%	$96,478.00	1.50	14.48%	Y	USPAP and FIRREA Compliant MAI Appraisal performed by XXXXX indicated a fee simple market value of $1,025,000 as of 1/29/2015. Collateral consists of a 4 unit, 7,017 sf medical office building built in 1980 on 1.02 acre site. The Income approach value was based on a 9% cap rate for a $1,080,000 value. Sales approach value was $1,020,000 ($145/sf) based on 7 sales within the past 2.5 years. The Rent Roll used at the time of the Appraisal stated the property was 100% occupied but valued at a stabilized level of 93% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 11/20/2014 which confirmed the Appraisal's value. Appraisal and Review agreed upon NCF/NOI of $97,790 but Cherrywood reduced the amount to $96,478. XXXXX Reports were also available. A Property Inspection Report dated 8/13/2014 stated the Subject is in Good condition with $8,500 in deferred maintenance (water intrusion and ceiling leaks) noticed. Appraisal adjusted the value by $5,000. Subject was acquired 1/30/2014 for $XXXXX or $XXXXX/sf.	4/1/2016
39										Retail	Refi-R&T	Y	$605,000	7.99	4.00	$4,435.06	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	Y	Y	Y	Y	NAP	NAP	Y	630	3/3/2015	N	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed loan documents. Financial information on both the Borrower and Guarantor were provided in file but missing Background Report. Property and liability Insurance in-place with an 8/11/2015 expiration date which renewal should be verified. HUD-1 executed. Flood Cert dated 4/1/2015 indicates flood zone X. The property is a single tenant with 100% owner occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Title policy from Stewart Title Guaranty Company issued on 6/3/2015 in amount of $650,000 insuring Cherrywood Commercial Lending, LLC.	NAV	N	100.00%	OOST	Y	$900,000	$601,240.05	66.80%	66.80%	$69,257.00	1.30	11.45%	Y	USPAP and FIRREA Compliant MAI Appraisal performed by XXXXX indicated a fee simple market value of $900,000 as of 5/27/2015. Collateral consists of a single tenant, owner occupied 1,731 sf retail liquor store built in 1950 and renovated in 2012 on .06 acre site. The Income approach value was based on an 8% cap rate for an $880,000 value. Sales approach value was $900,000 ($520/sf) based on 4 sales within the past 2.5 years. Market Rent was used due to owner occupancy and valued at a stabilized level of 95% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 5/27/2015 which confirmed the Appraisal's value. Appraisal and Review agreed upon NCF/NOI of $70,239 but Cherrywood reduced the amount to $69,257. XXXXX Reports were also available. A Property Inspection Report dated 3/2/2015 stated the Subject is in Good condition with no deferred maintenance noticed.	4/1/2016	Confirmed with template changes.
40										Multifamily	Refi-R&T	Y	$564,000	7.50	4.00	$3,943.57	55222	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Y	778	3/12/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents. Financial information on both the Borrower and Guarantor were provided in file but missing Background Report. Cherrywood utilized XXX to perform good standing checks of borrower organizations. Background checks for the organization and guarantor were performed through credit reports, OFAC clearance and Internet searches. Property and liability Insurance in-place with a 4/1/2015 expiration date which renewal should be verified. HUD-1 executed. Flood Cert dated 2/24/2014 indicates flood zone X. Rent Roll dated 3/3/2014 shows 100% occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Alta Title Policy from Stewart Title Guaranty Company issued on 3/31/2014 in amount of $564,000 insuring Cherrywood Commercial Lending, LLC.	3/3/2014	N	100.00%	NOMT	Y	$705,000	$553,681.16	78.54%	78.54%	$68,991.00	1.46	12.23%	Y	USPAP/Freddie Mac Compliant Certified General Appraisal performed by XXXXX indicated a fee simple market value of $705,000 as of 2/26/2014. Collateral consists of a 13,005 sf walk up style, 2.5-story apartment complex with 12 units built in 1969 on a .31 acre site. The Income approach value was based on a 9.75% cap rate for a $694,000 value. Sales approach value was $705,000 ($58,750/unit) based on 3 sales within the past 2 years. The Rent Roll used at the time of the Appraisal stated the property was 100% occupied but valued at a stabilized level of 95% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 3/27/2014 which confirmed the Appraisal's value. Appraisal and Review agreed upon NCF/NOI of $67,640 but Cherrywood increased the amount to $68,991. XXXXX Reports were also available. A Property Inspection Report dated 2/26/2014 stated the Subject is in average condition with no deferred maintenance noticed.	4/1/2016
41										Warehouse	Refi-R&T	Y	$550,000	9.25	4.00	$4,524.72	55555	Y	Y	Y	Y	Y	Y	Y	Y	N	NAP	NAP	Y	Y	Y	Y	NAP	NAP	Y	726 & 692	5/5/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents. Financial information on both the Borrower and Guarantors were provided in file but missing Background Report. Cherrywood utilized XXX to perform good standing checks of borrower organizations. Background checks for the organization and guarantor were performed through credit reports, OFAC clearance and Internet searches. Property and liability Insurance in-place with a 6/10/2014 expiration date which renewal should be verified. HUD-1 executed. Flood Cert dated 5/2/2014 indicates flood zone X. Rent Roll dated 7/13/2014 shows single tenant, owner occupied with 100% occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Alta Title Policy from Stewart Title Guaranty Company issued on 7/24/2014 in amount of $550,000 insuring Cherrywood Commercial Lending, LLC.	7/13/2014	Y	100.00%	OOST	Y	$825,000	$543,859.89	65.92%	65.92%	$76,999.00	1.41	14.00%	Y	USPAP and FIRREA Compliant General Certified Appraisal performed by XXXXX indicated a fee simple market value of $825,000 as of 5/13/2014. Collateral consists of a single tenant, owner occupied 53,571 sf distribution facility built in 1980 on 5.90 acre site. The Income approach value was based on a 9.92% cap rate for an $852,000 value. Sales approach value was $804,000 ($15/sf) based on 8 sales within the past 4.5 years. Market Rent was used due to owner occupancy and valued at a stabilized level of 90% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 6/11/2014 and XXXXX on 5/28/2014 which confirmed the Appraisal's value. Appraisal and both Reviews agreed upon NCF/NOI of $84,508 but Cherrywood reduced the amount to $76,999. XXXXX Reports were also available. A Property Inspection Report dated 5/23/2014 stated the Subject is in Good condition with no deferred maintenance noticed. Subject transferred 06/10/2009 for $XXXXX as an arm's length transaction.	5/1/2016
42										Office	Purchase	Y	$535,500	7.75	4.00	$3,836.39	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Y	787	5/19/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents. Financial and Background Report information on both the Borrower and Guarantor were provided in file. Property and liability Insurance in-place with a 6/29/2016 expiration date. HUD-1 executed. Flood Cert dated 5/19/2015 indicates flood zone X500. Rent Roll dated 6/1/2015 shows 43 tenants. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Alta Title Policy from Stewart Title Guaranty Company issued on 7/9/2015 in amount of $535,500 insuring Cherrywood Commercial Lending, LLC.	6/1/2015	Y	53.97%	NOMT	Y	$765,000	$532,009.22	69.54%	69.54%	$69,809.00	1.52	13.04%	Y	USPAP and FIRREA Compliant MAI Appraisal performed by XXXXX indicated a leased fee market value of $950,000 as of 6/9/2015. Collateral consists of a multi tenanted occupied 65,337 sf gra (50,500 sf nra plus 21,337 sf at basement level) distribution facility built in 1925 and 1940 on 4.672 acre site. The Income approach value was based on a 8.68% cap rate for a $900,000 value. Sales approach value was $980,000 ($15/sf) based on 9 sales within the past 5 years. In place rent was used and valued at a stabilized level of 60% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 6/29/2015 which lowered the Appraisal's value to $765,000. Appraisal had NCF/NOI of $78,013. Review lowered to $66,422 but Cherrywood’s underwriter raised the amount to $69,809. XXXXX Reports were also available. A Property Inspection Report dated 5/23/2014 stated the Subject is in Good condition with $1,100 in deferred maintenance. Subject transferred 3/7/2003 $XXXXX as an arm's length transaction.	5/1/2016
43										Mobile Home Park	Refi-Cash	Y	$503,250	7.63	4.00	$3,561.98	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Y	610 & 626	4/29/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents. Financial and Background Report information on both the Borrower and Guarantors were provided in file. Property and liability Insurance in-place with an 8/28/2016 expiration date. HUD-1 executed. Flood Cert dated 4/24/2015 indicates flood zone X. Rent Roll dated 5/6/2015 shows 100% occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Alta Title Policy from Commonwealth Land Title Insurance Company issued on 6/15/2015 in amount of $503,250 insuring Cherrywood Commercial Lending, LLC.	5/6/2015	N	100.00%	NOMT	Y	$915,000	$499,887.22	54.63%	54.63%	$67,608.00	1.58	13.43%	Y	USPAP & FIRREA Compliant MAI Appraisal performed by XXXXX indicated a leased fee market value of $915,000 or $17,600/pad as of 4/28/2015. Collateral is a 52 pad mobile, manufactured home park built in 2002 on a 24.737 acre site. The Income approach value was based on a 9.5% cap rate for a $920,000 value. Sales approach value was $910,000 ($17,500/pad) based on 6 sales within the past 4 years. The 5/6/2015 Rent Roll used at the time of the Appraisal stated the property was 100% occupied but valued at a stabilized level of 92% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 11/28/2014 which confirmed the Appraisal's value. Appraisal and Review agreed upon NCF/NOI of $87,065 but Cherrywood reduced the amount to $67,608. XXXXX Reports were also available. A Property Inspection Report dated 11/5/2014 stated the Subject is in Fair condition with no repairs needed. Subject does not conform to the neighborhood and neighboring properties in fair condition.	5/1/2016
44										Office	Refi-R&T	Y	$425,000	8.75	4.00	$3,343.48	55555	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Y	584	7/24/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents. Financial information on both the Borrower and Guarantors were provided in file but missing Background Report. Cherrywood utilized XXX to perform good standing checks of borrower organizations. Background checks for the organization and guarantor were performed through credit reports, OFAC clearance and Internet searches. Property and liability Insurance in-place with a 12/3/2016 expiration date. HUD-1 unexecuted. Flood Cert dated 7/25/2015 indicates flood zone X. 2012-2013 Tax Returns and YTD 7/2014 operating statements in file. Rent Roll dated 7/14/2014 shows 100% occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Form T-2 Loan Policy from Old Republic National Title Insurance Company issued 9/16/2014 in amount of $425,000 insuring Cherrywood Commercial Lending LLC.	7/14/2014	Y	100.00%	OOMT	Y	$1,350,000	$420,409.19	31.14%	31.14%	$72,002.00	1.79	16.94%	Y	USPAP & FIRREA Compliant State Certified Appraisal performed by XXXXX indicated a leased fee market value of $1,350,000 or $177.77/sf as of 8/14/2014. Collateral is a 7,594 sf, multi tenanted retail property built in 1940 on a .3639 acre site. The Income approach value was based on an 8% cap rate for a $1,310,000 value. Sales approach value was $1,400,000 ($185/sf) based on 4 sales (1 of which is a listing) within the past 15 months. The 2014 Rent Roll used at the time of the Appraisal stated the property was 100% occupied (5 units, 1 owner occupied) but valued at a stabilized level of 95% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 8/29/2014 which confirmed the Appraisal's value. Appraisal and Review agreed upon NCF/NOI of $105,107 but Cherrywood reduced the amount to $72,002. XXXXX Reports were also available. A Property Inspection Report dated 8/4/2014 stated the Subject is in Fair condition with $9,000 in repairs needed. There are some boarded up buildings nearby. Cherrywood concluded these repairs were cosmetic and no effect on value and not safety related and would not increase rents or overall value.	4/1/2016
45										Multifamily	Refi-R&T	Y	$380,000	8.13	4.00	$2,821.49	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Y	583 & 662	7/7/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents. Financial and Background Report information on both the Borrower and Guarantors were provided in file. Property and liability with rent loss Insurance in-place with a 2/14/2016 expiration date. HUD-1 unexecuted. Flood Cert dated 7/2/2015 indicates flood zone X. Rent Roll dated 7/1/2015 shows 100% occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Alta Title Policy from First American Title Insurance Company issued on 8/20/2015 in amount of $380,000 insuring Cherrywood Commercial Lending, LLC.	7/1/2015	N	100.00%	NOMT	Y	$600,000	$378,483.09	63.08%	63.08%	$43,947.00	1.30	11.57%	Y	USPAP & FIRREA Compliant MAI Appraisal performed by XXXXX indicated a leased fee market value of $600,000 as of 6/30/2015. Collateral improvements include 3 apartment buildings containing a total of 14 units (9 two-bedroom apartments and 5 one-bedroom) built in 1850 on a 4.13 acre site. The Income approach value was based on a 8.9% cap rate for a $590,000 value. Sales approach value was $620,000 ($44,000/unit) based on 3 sales within the past 2 years. The 2/2015 Rent Roll used at the time of the Appraisal stated the property was 100% occupied but valued at a stabilized level of 95% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 8/4/2015 which agreed with the Appraisal's value. Appraisal and Review agreed upon NCF/NOI of $52,500 but Cherrywood's Underwriter reduced the amount to $43,947. XXXXX and XXXXX Reports were also available. A Property Inspection Report dated 7/1/2015 stated the Subject is in Good condition with no deferred maintenance mentioned.	4/1/2016
46										Multifamily	Purchase	Y	$380,001	8.13	4.00	$2,822.49	54322	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Y	546 & 604	9/9/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and Recorded loan documents. Financial and Background Report information on both the Borrowers/Guarantors were provided in file. Property and liability with rent loss Insurance in-place with a 9/27/2016 expiration date. HUD-1 unexecuted. Flood Cert dated 9/11/2015 indicates flood zone X. Rent Roll dated 8/17/2015 shows 87.50% occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	NAP	Tittle policy from Chicago Title Insurance Company issued on 11/16/2015 in amount of $362,500 insuring Cherrywood Commercial Lending, LLC.	8/17/2015	N	85.50%	NOMT	Y	$725,000	$361,137.91	49.81%	49.81%	$70,481.00	2.32	18.55%	Y	USPAP Compliant Appraisal performed by XXXXX indicated a fee simple market value of $770,000 as of 9/21/2015. Collateral improvements include 32 unit (27,339 sf) apartment building built in 1930 on a .31 acre site. The Income approach value was based on a 12% cap rate for a $760,000 value. Sales approach value was $780,000 ($24,375/unit) based on 3 sales within the past 2 years. The Rent Roll used at the time of the Appraisal stated the property was 84.37% occupied but valued at a stabilized level of 90% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 10/8/2015 reduced the Appraisal's value to $725,000 due use of 12.55% cap rate. Appraisal and Review agreed upon NCF/NOI of $90,966 but Cherrywood’s underwriter further reduced the amount to $70,481. XXXXX and XXXXX Reports were also available. A Property Inspection Report dated 10/6/2015 stated the Subject is in Average condition with $500 in deferred maintenance mentioned.	5/1/2016	Confirmed with template changes.
47										Retail	Refi-R&T	Y	$275,000	7.25	4.00	$1,875.99	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	Y	Y	Y	Y	NAP	NAP	Y	588	8/11/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed and recorded loan documents. Financial and Background Report information on both the Borrower/Guarantor was provided in file. Property and liability with rent loss Insurance in-place with a 4/28/2016 expiration date. HUD-1 unexecuted. Flood Cert dated 5/15/2015 indicates flood zone X. Rent Roll dated 5/12/2015 shows 100% owner occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Title policy from First American Title Insurance Company issued on 9/20/2015 in amount of $270,000 insuring Cherrywood Commercial Lending, LLC.	5/12/2015	Y	77.54%	OOST	Y	$420,000	$273,914.31	65.22%	65.22%	$30,102.00	1.25	10.95%	Y	USPAP & FIRREA Compliant MAI Appraisal performed by XXXXX indicated a fee simple market value of $425,000 as of 8/22/2015. Collateral improvements include a 5,058 sf owner occupied, single tenant retail restaurant built in 1885 and 1980 on a .39 acre site and an additional .09 acre lot used for parking. The Income approach value was based on a 8.25% cap rate for a $425,000 value. Sales approach value was $425,000 ($108.36/sf) based on 6 sales within the past 3.5 years. The Appraisal stated the property was 100% owner occupied and used market rents and valued at a stabilized level of 94% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 8/31/2015 which reduced the Appraisal's value to $420,000 based on Appraisal NCF/NOI of $35,158 reduction to $34,811. Cherrywood’s underwriter further reduced the amount to $30,102. XXXXX and XXXXX Reports were also available. A Property Inspection Report dated 5/18/2015 stated the Subject is in Good condition with no deferred maintenance mentioned. Both properties were acquired March 12, 2003 for a consideration of $XXXXX and $XXXXX.	4/1/2016	Confirmed with template changes.
48										Light Industrial-Flex	Refi-Cash	Y	$950,000	8.00%	4.00%	$6,970.77	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	Y	Y	Y	Y	Y	NAP	Y	811 & 686	9/10/2015 & 9/11/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed mortgage recorded in file. Financial and Background Report information on both the Borrower and the Guarantor were provided in file. Property and liability with rent loss Insurance in-place with a 9/23/2016 expiration date. Closing statement executed. Flood Cert dated 9/11/2015 indicates flood zone AE which requires insurance. Flood Policy in file expires 9/22/2016. 2014 and YTD 8/2015 operating statements in file. Rent Roll dated 8/1/2015 shows 93.60% occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Title policy from Chicago Title Insurance Company issued on 12/29/2015 in amount of $950,000 insuring Cherrywood Commercial Lending, LLC.	8/1/2015	Y	93.60%	NOMT	Y	$1,900,000	$947,424.64	49.86%	49.86%	$127,461	1.52	13.45%	Y	USPAP & FIRREA Compliant Appraisal performed by MAI Appraiser from XXXXX indicated a fee simple market value of $1,900,000 ($43.76/sf) as of 9/16/2015. Collateral consist of a multi-tenant industrial flex building built in 1979 containing a gross building area of 43,420 sf with approximately 33,453 sf of warehouse space and 9,967 sf of office space is situated on a 2.02± acre site. The Income approach value was based on a 6.75% cap rate for a $1,900,000 value. Sales approach value was $1,900,000 ($44.00/sf) based on 8 sales within the past 4 years. The Rent Roll used at the time of the Appraisal stated the property was 93.60% occupied but valued at a stabilized level of 94% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 10/1/2015 agreed with the Appraisal's value. Appraisal and Review agreed upon NCF/NOI of $127,461. XXXXX Reports were also available for review. A Property Inspection Report dated 9/16/2015 stated the Subject is in Good condition with $7,000 in deferred maintenance for bare landscaping and cracks and faded striping in the parking lot. Cherrywood concluded these repairs were cosmetic, there’s no effect on value and not safety related and would not increase rents or overall value.	4/1/2016
49										Multifamily	Refi-R&T	Y	$855,000	7.50%	4.00%	$5,978.29	55555	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Y	671	11/7/2014	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed mortgage recorded. Financial and Background Report information on both the Borrower and the Guarantor were provided in file. Property and liability with rent loss Insurance in-place with a 11/22/2014 expiration date. Closing statement executed. Flood Cert dated 12/9/2014 indicates flood zone X which does not require insurance. 2011-2013 Tax Returns and YTD 7/2014 operating statements in file. Rent Roll dated 11/25/2014 shows 90% occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	NAP	Y	Final ALTA title policy from Stewart Title Guaranty Company issued on 11/26/2014 in amount of $855,000 insuring Cherrywood Commercial Lending, LLC. Exception made for easements, convenants and/or restrictions on a plat of record.	11/25/2014	N	90.00%	NOMT	Y	$1,140,000	$845,053.99	74.13%	74.13%	$128,096	1.79	15.16%	Y	USPAP Compliant Appraisal performed by MAI Appraiser from XXXXX indicated a fee simple market value of $1,140,000 as of 10/27/2014. Collateral is 9 buildings, 50 2 bedroom & 1 bathroom units (39,094 sf) of a walk-up apartment complex built in 1970 on a 3.5 acre site. In addition, there is a 524 sf building with a laundry facility and storage. The Income approach value was based on a 10% cap rate for a $1,280,000 value. Sales approach value was $1,000,000 ($20,000/unit) based on 6 sales between April 2010 and February 2014. 5 comps were in XXXXX approximately XXXXX miles from subject. The Rent Roll used at the time of the Appraisal stated the property was 88% occupied but valued at a stabilized level of 90% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 11/19/2014 agreed with the Appraisal's value. Appraisal and Review agreed upon NCF/NOI of $128,096. 2014 XXXXX and XXXXX Reports were also available. A Property Inspection Report dated 11/17/2014 stated the Subject is in Good condition with $50 in deferred maintenance and 98% occupied. No 2015 or 2016 sales or updated operation statements were available for review.	4/1/2016		AU - FTP uploaded 4/19/16 and named "Title - Final Title Policy - XXXXX" under the LoanDocument folder. AS - Survey not needed because title company removed the Survey Exception.	Confirmed with template changes.
50										Multifamily	Refi-R&T	Y	$1,397,500	7.50%	4.00%	$9,771.53	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Y	795	12/21/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed mortgage recorded. Financial and Background Report information on both the Borrower and the Guarantor were provided in file. Property and liability with rent loss Insurance in-place with a 6/30/2016 expiration date. Closing statement executed. Flood Cert dated 12/23/2015 indicates flood zone X which does not require insurance. 2012-2014 Tax Returns and YTD 12/2015 operating statements in file. Rent Roll dated 1/14/2016 shows 93% occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Missing title policy, possible pending trailing document. ALTA Proforma from Fidelity National Title Insurance Company issued on 2/4/2016 with no amount insuring Cherrywood Commercial Lending, LLC.	1/14/2016	N	93.00%	NOMT	Y	$2,150,000	$1,396,462.85	64.95%	64.95%	$204,551	1.74	14.65%	Y	USPAP & FIRREA Compliant Appraisal performed by MAI Appraiser from XXXXX indicated a fee simple market value of $2,150,000 ($21,939/unit) as of 1/12/2016. Collateral is 8 buildings, 98 2 bedroom & 1 bathroom units (60,270 sf) of a garden style apartment complex built in 1963 and renovated in 2005 on a 6.74 acre site. In addition, there are no community amenities other than gated access, laundry facility, and an onsite management & leasing office. The Income approach value was based on a 10.5% cap rate for a $2,150,000 value. Sales approach value was $2,110,000 ($21,530/unit) based on 5 sales between October 2014 and July 2015. The Rent Roll used at the time of the Appraisal stated the property was 96.94% occupied but valued at a stabilized level of 95% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 1/28/2015 agreed with the Appraisal's value but with different assumptions. The Appraisal’s NCF/NOI of $225,969 was based on 98 units and 5% vacancy/loss collections. Cherrywood Review’s NCF/NOI was $204,551 based on 100 units, 9.51% cap rate and a 9% vacancy/loss collections factor. The 2016 IRR Viewpoint Report states XXXXX is going through an expansion cycle with decreasing vacancy rates, high absorption and medium/high rental rate growth. XXXXX and XXXXX Reports were also available. A Property Inspection Report dated 12/26/2015 stated the Subject has 100 units and is in Good condition with $5,000 in deferred maintenance. The majority of repairs are related to the drives, walkways and parking lot, which are cosmetic and do not affect the occupancy and/or rent rates per Review. The Property is located XXXXX in the XXXXX portion of XXXXX County. The Appraisal makes no reference to Subject being near the faults and assumed not be located in part of the earthquake/seismic area of XXXXX.	4/1/2016		Final Title still a trailing document.
51										Mobile Home Park	Refi-Cash	Y	$2,200,000	8.50%	4.00%	$16,916.10	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	Y	Y	Y	Y	NAP	NAP	Y	630	9/18/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed mortgage recorded. Financial and Background Report information on both the Borrower and the Guarantor were provided in file. Property and liability with rent loss Insurance in-place with a 5/27/2016 expiration date. Closing statement executed. Flood Cert dated 10/2/2015 indicates flood zone X which does not require insurance. 2011-2014 Tax Returns and YTD 12/2015 operating statements in file. Rent Roll dated 10/21/2015 shows 95.4% occupancy with 12 leases provided and SNDA for the XXXXX. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Final title policy ALTA from Old Republic National Title Insurance Company issued 11/196/2015 insuring Cherrywood Commercial Lending, LLC in amount of $2.2MM.	10/21/2015	Y	95.40%	NOMT	Y	$3,740,000	$2,195,973.31	58.72%	58.72%	$345,748	1.70	15.74%	Y	USPAP Compliant MAI Appraisal performed by XXXXX indicated a fee simple market value of $4,100,000 as of 10/7/2015. Collateral is an existing mixed use development with 82 mobile home pads and units, 2 duplex properties each with 1,344 SF (4 units with 672 SF), one 2,310 SF office-maintenance building, and one 2,988 SF daycare facility. Three story, masonry, mixed use retail/office & multifamily residential apartment building with a retail and office units on the ground floor and 4 apartment rental units on the second and third floors. The manufactured housing park homes and pads comprise 78 single wide homes that are 2006 and 2007 models, which are not permanent foundations, each has metal skirting. Additionally, there are four other structures, two wood frame duplexes with a gross building area of 1,344 SF each, a concrete block office-maintenance building with 2,310 SF of gross building area, and a 2,988 gross SF, wood frame and brick veneer, daycare facility. The improvements are in average condition, with some evidence of paving deferred maintenance in the private roads, which is not a health and safety consideration; rather more cosmetic, based on the visual inspection. There are two excess land parcels comprising a 5.97 acre residential parcel and a 45,021 SF commercial zoned parcel, both parcels were valued separately. The subject improvements are considered the highest and best use. No property age or development date was provided by appraiser. The Income approach value was based on a 9.25% cap rate for a $4,099,000 value. Sales approach value was $4,000,000 ($45,977/unit) based on 87 total units including 82 mobile home units, 4 duplex units and 1 daycare unit. Appraiser used 11 sales between June 2008 and March 2015. The Rent Roll used at the time of the Appraisal stated the property was 95.4% occupied but valued at a stabilized level of 93% allowing 7.0% for Vacancy and Credit Loss. An Appraisal Review was performed by Cherrywood internally on 10/26/2015 concluded a $3,740,000 value based on income approach arriving at a lesser NOI of $345,748 capped at appraisals agreed 9.25%. Cherrywood noted that the appraiser made an error in the number of mobile home units and pads in the cover page letter and on page 17 of the appraisal. The appraiser is stating that there are 78 pads, but correctly uses 82 pads throughout the other parts of the appraisal including the Income Approach. XXXXX comps were also provided. A Property Inspection Report dated 10/13/2015 stated the Subject was in average condition with $4,000 in deferred maintenance for potholes and cracks in asphalt with plans to repair them.	4/1/2016
52	Multifamily	Refi-Cash	Y	$1,800,000	6.999%	4.00%	$11,974.24	54321	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Y	722	10/20/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed mortgage recorded. Financial and Background Report information on both the Borrower and the Guarantor were provided in file. Property and liability with rent loss Insurance in-place with a 7/11/2016 expiration date. Closing statement executed. Flood Cert dated 10/20/2015 indicates flood zone X which does not require insurance. 2013-2014 Tax Returns and 2015 YTD operating statements in file. Rent Roll dated 10/19/2015 shows 90.85% occupancy with no leases provided. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	Y	Y	Final title policy ALTA First American Title Insurance Company issued 1/25/2016 insuring XXXXX, its successors and/or assigns in amount of $1.8MM. Subsequently assigned to Cherrywood Commercial Lending, LLC 12/28/2015.	10/19/2015	N	90.85%	NOMT	Y	$3,700,000	$1,797,039.91	48.57%	48.57%	$368,484	2.56	20.51%	Y	USPAP & FIRREA compliant MAI Appraisal performed by XXXXX indicated a market value of $3,700,000 ($22,561/unit) as of 10/23/2015. Collateral is an existing 164-unit apartment complex built in 1963-1964 consisting of 136,488 SF contained in 5 two-story buildings situated across three parcels totaling 5.14 acres located in the northwest portion of XXXXX, MI. The improvements were in average condition per appraisal. The Income approach value of $3,780,000 ($23,049/unit) was based on a 9.7% cap rate on developed NOI of $368,484. Sales approach value was $3,610,000 ($22,012/unit) based on 6 sales between April 2013 and August 2015. The Rent Roll dated 10/19/2015 which was used at the time of the Appraisal showed the property was 90.85% occupied with appraiser using 10% Vacancy and Credit Loss in income approach.
An Appraisal Review was performed by Cherrywood internally on 11/3/2015 which concluded a $3,700,000 value based on income approach arriving at an NOI of $368,484 similar to appraisal at a higher 9.96% cap rate while appraisal concluded a 9.75% rate.  XXXXX comps were also provided.
																																																											A Property Inspection Report by Cherrywood dated 10/13/2015 stated the subject was in average condition with estimates of $15,050 in repairs, the majority are cosmetic and do not affect the occupancy and/or rent rates; however, the broken glass in the interior door in building D, estimated at $3,000. Appraisal indicated the owner recently spent $127,000 in roof replacements.	4/1/2016		AS - Survey uploaded on 4/14/16 and named "Survey - XXXXX" under the TitleInformation folder	Confirmed with template changes.
53	Multifamily	Refi-Cash	Y	$1,300,000	6.38%	4.00%	$8,110.31	54321	Y	Y	Y	YI	Y	Y	Y	Y	Y	NAP	NAP	N	Y	Y	Y	NAP	NAP	Y	663	11/19/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed mortgage recorded. Financial and Background Report information on both the Borrower and the Guarantor were provided in file. Property and liability with rent loss Insurance in-place with a 5/24/2016 expiration date. Closing statement executed. Flood Cert dated 12/1/2015 indicates flood zone X which does not require insurance. 2013-2014 Tax Returns and 2015 YTD operating statements in file. Rent Roll dated shows 88.50% occupancy with no leases provided. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property.	Y	No survey required	Y	Final title policy from Stewart Title Guaranty Company issued 12/31/2015 insuring Cherrywood Commercial Lending, LLC in amount of $1.3MM. Plat Map provided but no ALTA Survey which is deemed to be not required.	12/1/2014	N	88.50%	NOMT	Y	$3,980,000	$1,297,585.48	32.60%	32.60%	$170,806	1.76	13.16%	Y	USPAP compliant State Certified Appraisal performed by XXXXX indicated a market value of $3,980,000 ($153,077/unit) as of 12/4/2015. Collateral is an existing 26-unit garden apartment complex contained in four, two-story buildings located in XXXXX, CA. The buildings were constructed in 1968, containing 17,590 SF of rentable area and 18,234 SF of gross building area. The complex unit mix is 20 (1BR/1BA) units and 6 (2BR/1.5BA) units. Improvements are located on a 0.79 acre site with 47 onsite parking spaces, 3 area garages, 24 carport spaces and 16 open spaces. The improvements were in average condition per appraisal with $50,000 estimated for deferred maintenance repairs for painting and flooring repairs. The Income approach value of $3,969,000 ($152,654/unit) was based on a GAIM equating to a 4.25% cap rate on developed NOI of $170,806. Sales approach value was relied upon at $4,030,000 minus $50,000 deferred maintenance to conclude $3,980,000 based on 5 sales between April and December 2015. The Rent Roll dated December 2014, which was used at the time of the Appraisal, showed the property was 88.5% occupied with two vacant units and one manager unit. Appraiser used 3.0% Vacancy and Credit Loss in income approach within market parameters. Appraisal indicated the owner recently spent $127,000 in roof replacements. No indication of potential earthquake zone was mentioned in appraisal.
																																																											An Appraisal Review was performed by Cherrywood internally on 12/23/2015 which concluded a $3,980,000 value based on income approach arriving at an NOI of $170,806 similar to appraisal at a higher 4.29% cap rate while appraisal concluded a 4.25% rate. Both Cherrywood and appraisal deducted $50,000 for deferred maintenance repairs to conclude their values. The reviewer concurs with the appraisal and property condition reports. XXXXX comps were also provided. A Property Inspection Report by XXXXX dated 12/4/2015 stated the subject was in average condition with estimates of $5,500 in repairs, the majority are cosmetic and do not affect the occupancy and/or rent rates.	4/1/2016
54	Multifamily	Refi-Cash	Y	$2,375,000	6.875%	4.00%	$15,602.06	52111	Y	Y	Y	YI	Y	Y	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAP	Y	690	3/6/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed mortgage recorded. Financial and Background Report information on both the Borrower and the Guarantor were provided in file. Property and liability insurance in-place with a 9/10/2016 expiration date. Closing statement executed. Flood Cert dated 6/1/2015 indicates flood zone X which does not require insurance. 2010-2013 Tax Returns and 2015 YTD operating statements in file. Rent Rolls dated 4/11/2015 showed 59.16% combined occupancy with commercial units leases provided. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. Credit report provided.	Y	Y	Y	Title Policy from Old Republic Title Insurance Company issued 6/1/2015 insuring Cherrywood Commercial Lending, LLC in amount of $2,375,000. Three ALTA Surveys provided. CPL provided.	4/11/2015	Y	59.16%	NOMT	Y	$3,391,564	$2,356,625.32	69.48%	69.48%	$225,256	1.20	9.56%	Y	USPAP and FIRREA compliant MAI Appraisals performed by XXXXX indicated a combined market value of $4,310,000 ($73,051/unit) as of 3/11/2015 for the total 59 apartment units. Appraisal valued XXXXX at $1,590,000 and XXXXX at $2,740,000. The improvements were all in good condition at time of appraisal. Collateral is two existing apartment complexes having 59 total units. Complex at XXXXX is a 21 unit apartment complex containing 13,789 SF GBA and 12,915 SF NRA. The property is comprised of two 2-story buildings that were built in 1982 on a 0.7465 acre site which includes 25 parking spaces. Complex at XXXXX is a 38 unit apartment complex containing 21,846 SF GBA and 21,822 SF NRA. The property is comprised of six 2-story buildings that were built in 1974 and 1976 on a 1.0976 acre site which includes 56 parking spaces. The Income approach value for XXXXX was $1,590,000 ($75,714/unit) was based on a 9.0% cap rate on developed NOI of $147,303 using market vacancy of 7.0%, expenses at 38.4% including reserves at $300/unit then deducting $50,000 for lease-up discount. Sales approach value of $1,588,000 ($75,619/unit) was based on 5 sales comps between May 2013 & October 2014 after deducting $50,000 for lease-up discount. No rent rolls were provided in appraisal.
																																																											The Income approach value for XXXXX was $2,740,000 ($72,105/unit) was based on a 9% cap rate on developed NOI of $249,404 using market vacancy of 7.0%, expenses at 39.4% including reserves at $300/unit then deducting $30,000 for lease-up discount. Sales approach value of $2,780,000 ($73,158/unit) was based on 5 sales comps between May 2013 & October 2014 after deducting $30,000 for lease-up discount. No rent rolls were provided in appraisal. Cherrywood performed 2 Appraisal Reviews internally on 3/31/2015 for each of the two above described apartment complexes concluding for: XXXXX at $1,260,000 via sales approach and $1,590,000 via income approach after deducting $50,000 for lease-up discount concluding to $1,151,564 due to lack of recent sales comps. XXXXX at $2,300,000 via sales approach and $2,740,000 via income approach after deducting $30,000 for lease-up discount concluding to $2,240,000 leaning toward sales approach also due to lack or recent sales comps. The combined value for 59 units is $3,391,564 ($57,484/unit) which is considered conservative but warranted due to low 59.16% occupancy at origination. A Property Inspection Report by XXXXX dated 3/13/2015 stated the subject was in excellent condition with no repairs needed. Indicated the property was 98% occupied but provided no evidence or rent roll. Potential risks reported were only neighboring properties.	4/1/2016
55	Multifamily	Refi-Cash	Y	$468,000	7.13%	4.00%	$3,153.01	54321	Y	Y	Y	YI	Y	N	Y	Y	N	NAP	NAP	N	Y	Y	Y	NAP	NAV	Y	671	12/29/2015	Y	Y	NAP	Executed Assignment of Loan (Allonge) from Cherrywood Commercial Lending, LLC (CCL) to Cherrywood Commercial Holdings, LLC (CCH) part of the Note. Executed mortgage recorded. Financial and Background Report information on both the Borrower and the Guarantor were provided in file. Property and liability insurance in-place with a 8/19/2016 expiration date. No Loss of Rents coverage provided. Closing statement executed. Flood Cert dated 6/1/2015 indicates flood zone X which does not require insurance. 2012-2014 Tax Returns and 2015 YTD operating statements in file. Rent Rolls dated 1/12/2016 showed 100.0% occupancy. Executed Environmental Indemnity Agreement, Environmental Analysis Report/Database search and Environmental Radius Report did not identify evidence of issues, RECs or CRECs in connection with the property. OFAC and Background reports were provided. Credit report provided.	Y	No survey required	Y	Final title policy from Fidelity National Title Insurance Company issued 2/26/2016 insuring Cherrywood Commercial Lending, LLC in amount of $468,000. Map/plat provided but no ALTA Survey which is deemed to be not required.	1/12/2016	N	100.00%	NOMT	Y	$780,000	$467,625.75	59.95%	59.95%	$50,105	1.32	10.71%	Y	USPAP compliant State Certified Appraisal performed by XXXXX indicated a market value of $780,000 ($60,000/unit) as of 1/5/2016.
																																																											Collateral is a 13 unit, 2-story apartment building, consisting of 8,104 sf GBA. Comprised of 4: 1-bedroom and 9: studio units situated on a 0.33 acre site in XXXXX, CA. Additional site improvements include concrete paved parking with 7 open spaces. The improvements were in overall average condition at the time of appraisal. Year built approximately 1912. The Income approach value of $783,000 ($60,231/unit) was based on a 6.4% cap rate on developed NOI of $50,105 using 10% vacancy factor, expenses of 38.6% including reserves at $200/unit. Sales approach value was $780,000 ($60,000/unit) based on 4 sales between May 2015 and December 2015. The most recent Rent Roll dated 1/12/2016 showed the property was 100.0% occupied while the appraisal used December 2014 rent roll which showed the property was 84.62% occupied with one vacant unit and one manager unit. Appraiser used 10% Vacancy and Credit Loss in income approach. An Appraisal Review was performed by Cherrywood internally on 1/21/2016 which concluded a $780,000 value based on income approach arriving at an NOI of $50,105 similar to appraisal at a 6.4% cap rate. XXXXX comps were also provided. A Property Inspection Report by XXXXX dated 1/5/2016 stated the subject was in overall good condition with no needed repairs noted.	5/1/2016